As filed with the Securities and Exchange Commission on August 27, 2007

Securities Act File No. 333-70423

Investment Company Act of 1940 File No. 811-09195

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 19 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

Amendment No. 21 ☒

SA Funds - Investment Trust

(Exact Name of Registrant as Specified in Charter)

3055 Olin Avenue, Suite 2000

San Jose, California 95128

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (408) 260-3100

Steven McGinnis, Esq.

Chief Legal Officer

SA Funds – Investment Trust

3055 Olin Avenue, Suite 2000

San Jose, California 95128

(Name and Address of Agent for Service)

Copies to:

Julie Tedesco	R. Darrell Mounts
Senior Vice President and Senior Counsel	Counsel to the Trust
State Street Bank and Trust Company	Kirkpatrick & Lockhart Preston Gates Ellis LLP
2 Avenue de Lafayette, 6th Floor	1601 K Street, N.W.
Boston, Massachusetts 02111	Washington, DC 20006

It is proposed that this filing will become effective:  (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (Date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (Date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS	October , 2007

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Small Company Fund

SA International Value Fund

SA Emerging Markets Fund

SA Real Estate Securities Fund

Each fund is a series of SA Funds - Investment Trust. An investment in the SA Funds is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Asset Allocation and Investment Philosophy	2

Risk/Return Summary	3
Risk/Return Information Common to the SA Funds	3

SA Fixed Income Funds	4
SA U.S. Fixed Income Fund	4
SA Global Fixed Income Fund	6

SA Equity Funds	12
SA U.S. Market Fund	14
SA U.S. Value Fund	17
SA U.S. Small Company Fund	20
SA International Small Company Fund	23
SA International Value Fund	26
SA Emerging Markets Fund	29
SA Real Estate Securities Fund	31

Management	35

Your Account	37

Pricing of Fund Shares	41

Distributions	42

More About SA Funds	44
SA Fixed Income Funds	44
SA Equity Funds	46

Financial Highlights	56

See Back Cover for Additional Information and Privacy Policy

Asset Allocation and Investment Philosophy

SA Funds – Investment Trust (the “Trust”) is a mutual fund family that offers nine (9) separate investment funds:  SA U.S. Fixed Income Fund, SA Global Fixed Income Fund (f/k/a SA Fixed Income Fund), SA U.S. Market Fund, SA U.S. Value Fund (f/k/a SA U.S. HBtM Fund), SA U.S. Small Company Fund, SA International Small Company Fund, SA International Value Fund (f/k/a SA International HBtM Fund), SA Emerging Markets Fund, and SA Real Estate Securities Fund, (each a “Fund” and together, the “SA Funds”).

LWI Financial Inc. is the SA Funds’ investment adviser (the “Adviser”).  The Adviser also provides investment management and back office services to a network of over 690 independent registered investment advisors (the “RIAs”) and investment advisor representatives (the “IARs”) across the United States (collectively, the RIAs and IARs are referred to as “advisors”).  The SA Funds are available for investment only through such advisors.

In addition to managing the SA Funds, the Adviser offers structured asset allocation strategy tools to certain clients and RIAs, which are designed to allocate investments according to certain investment objectives and risk tolerance levels.  For example, as part of its structured assets approach, the Adviser provides advisors with exclusive “turn-key” asset allocation and management programs (the “Structured Investing Programs”).  The Structured Investing Programs are proprietary systems that invest a part or all of a client’s assets into a portfolio of the SA Funds (an “Investor Portfolio”).  Thereafter, the Adviser will periodically rebalance an Investor Portfolio within the designated asset allocation range.  An investor does not pay a fee to the Adviser for its services on monies invested in the SA Funds, but may be charged a fee for investments into securities and/or funds of unaffiliated issuers.

In addition to asset allocation and rebalancing services, the Adviser provides many other services to investors and advisors utilizing the Structured Investing Programs such as monitoring investor portfolios, generating performance reports and quarterly statements, communicating with investors and advisors, providing online data to advisors, and conducting advisor education seminars about Structured Investing asset allocation strategies, portfolio restructuring, and communicating with investors.  (See “Distribution and Marketing Expenses Incurred by the Adviser” for additional information about conferences, seminars, and other educational and informational activities the Adviser conducts for advisors.)

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the SA Funds varies, as does the investment risk/reward potential represented by each Fund.  Some Funds may have more volatile returns than others.  Because of the historically lower correlation among various asset classes, an investment in a portfolio of the SA Funds representing a range of asset classes as part of a diversified asset allocation strategy is intended to reduce the portfolio’s overall level of volatility risk.

Structured Investing asset allocation across appropriate asset classes, as represented by the SA Funds, is the central theme of the Adviser’s investment philosophy.  The Adviser seeks to match investor risk tolerance and investment horizon further by creating portfolios that focus on specific asset classes.

The Adviser also oversees Dimensional Fund Advisors LP, the SA Funds’ investment sub-adviser, which invests the assets of the SA Funds in the market or asset class represented by each Fund (“Dimensional” or the “Sub-Adviser”).  Dimensional adheres to a distinct investment discipline, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, the Adviser monitors and evaluates the Sub-Adviser to ensure that it does not deviate from the Adviser’s stated investment philosophy or process.

Risk/Return Summary

This Risk/Return Summary briefly describes the goal and principal investment strategies of each Fund and the principal risks of investing in each Fund.  For further information on the SA Funds’ investment strategies and risks, please see the “Principal Risks” description under the discussion of each Fund below and read the section entitled “More About SA Funds” and the SA Funds’ Statement of Additional Information.

Risk/Return Information Common to the SA Funds

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment management, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.  Each Fund’s assets are managed under the direction of the Adviser and Sub-Adviser.  The Sub-Adviser manages each Fund’s assets in a way that it believes will help each Fund achieve its goal.  However, like other mutual funds, investing in the SA Funds involves risks, and there is no guarantee that a Fund will achieve its goal.  Therefore, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.

SA Fixed Income Funds

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Fixed Income Fund

Goal

The Fund’s goal is to achieve a generally stable return consistent with preservation of capital.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in:

•                  U.S. Government obligations and U.S. Government agency obligations;

•                  dollar-denominated obligations of foreign issuers issued in the United States;

•                  bank obligations, including U.S. subsidiaries and branches of foreign banks and bank holding companies;

•                  corporate debt obligations;

•                  commercial paper;

•                  obligations of supranational organizations, such as the World Bank and the European Investment Bank; and

•                  repurchase agreements.

Generally, the Fund acquires obligations that mature within two years from the date of settlement.  The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. issued fixed income securities.  If at any time the Trust’s Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

With respect to corporate debt obligations and commercial paper, the Fund generally invests in securities of companies whose commercial paper is rated at least A1 by Standard & Poor’s Rating Services (“S&P”) or Prime 1 by Moody’s Investors Service, Inc. (“Moody’s”) at the time of investment. If the issuer’s commercial paper is unrated then the issuer’s debt security would have to be rated at least AA by S&P or Aa2 by Moody’s and, with respect to commercial paper, the company shall have an outstanding unsecured debt issue rated at least AAA by Moody’s or AAA by S&P.  If there is neither a commercial paper rating nor a rating of the debt security, then the Sub-Adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

The Fund may invest in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.  Some U.S. Government securities that the Fund may invest in, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (GNMA), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks and Federal Home Loan Mortgage Corporation, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Sallie Mae, are supported only by the credit of the instrumentality.  There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit.  Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government’s full faith and credit.

The Fund will invest more than 25% of its total assets in obligations of U.S. banks and U.S. subsidiaries and branches of foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading.  For purposes of this policy, the Sub-Adviser considers all other eligible portfolio investments of similar quality to be those securities that are on the Sub-Adviser’s then current buy list that are available for purchase.  This policy can only be changed by a vote of shareholders.  When investment in such obligations exceeds 25% of the Fund’s total assets, the Fund will be considered to be concentrating its investments in the banking industry.  Once the Fund concentrates its investments in the banking industry, it may remain concentrated in the banking industry until its new investments, pursuant to the normal course of executing its investment strategy, cause it to have less than 25% of its respective assets in obligations of U.S. banks and U.S. subsidiaries and branches of foreign banks and bank holding companies.

The types of bank and bank holding company obligations in which the Fund may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, and commercial paper and other debt obligations that mature within two years of the date of settlement, provided such obligations meet the Fund’s established credit rating criteria as stated under “Description of Investments” in “More About SA Funds.”

The Fund may engage in short-term trading, enter into futures and options contracts and lend portfolio securities.  These investments and techniques are not principal investment strategies, and are described under “More About SA Funds.”

Principal Risks

The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors.  Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or may last for extended periods.

•      Interest Rate Risk:  In general, bond prices rise when interest rates fall and fall when interest rates rise.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.  Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price may fluctuate in response to interest rate changes.

•      Credit (or Default) Risk:  It is possible that some issuers will not make payments on debt securities held by the Fund, or there could be defaults on repurchase agreements held by the Fund.  Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund.  A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for the Fund to sell.  If any of these events were to occur, the Fund might suffer a loss.

•      Debt Securities Risk:  Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both.  The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates.  Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment.  Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

•      Banking Concentration Risk:  To the extent the Fund invests more than 25% of its total assets in bank and bank holding company obligations, such banking industry investments would link the performance of the Fund to changes in the performance of the banking industry generally.  For example, a change in the market’s perception of the relative risk of banks compared to non-banks would likely cause the Fund’s values to fluctuate.

Performance

The Fund commenced operations on April 2, 2007.  Performance information will be available after the Fund has been in operation for one calendar year.

SA Global Fixed Income Fund

(Prior to June 30, 2007, the Fund was known as the SA Fixed Income Fund)

Goal

The Fund’s goal is to maximize total return available from a universe of high quality fixed income investments maturing in five years or less.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in:

•                  obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities;

•                  obligations of other foreign issuers;

•                  corporate debt obligations;

•                  commercial paper;

•                  bank obligations;

•                  obligations of supranational organizations, such as the World Bank and the European Investment Bank; and

•                  repurchase agreements.

The Fund will primarily invest in fixed income securities that mature within five years from the date of settlement.  The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in fixed income securities.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

The Fund may invest in fixed income securities issued by foreign governments or their agencies and instrumentalities such as bills, notes, bonds and other debt securities and may invest in debt securities of supranational organizations.  With respect to corporate debt obligations and commercial paper, the Fund generally invests in securities of companies whose commercial paper is rated at least A1 by S&P or Prime 1 by Moody’s at the time of investment.  If the issuer’s commercial paper is unrated then the issuer’s debt security would have to be rated at least AA by S&P or Aa2 by Moody’s and, with respect to commercial paper, the corporation shall have an outstanding unsecured debt issue rated at least AAA by Moody’s or AAA by S&P.  If there is neither a commercial paper rating nor a rating of the debt security, then the Sub-Adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.  The Fund may also invest in debt securities of foreign issuers rated at least AA by S&P or Aa2 by Moody’s at the time of investment.  These securities may be denominated in currencies other than U.S. dollars, including the Euro.

The Fund may invest in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.  Some U.S. Government securities in which the Fund may invest, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (GNMA), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks and Federal Home Loan Mortgage Corporation, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of Sallie Mae, are supported only by the credit of the instrumentality.  There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit.  Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government’s full faith and credit.

The types of bank and bank holding company obligations in which the Fund may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, and commercial paper and other debt obligations that mature within five years of the date of settlement, provided such obligations meet the Fund’s established credit rating criteria as stated under “Description of Investments” in “More About SA Funds.”

The Fund attempts to maximize its total return by increasing or decreasing its portfolio maturity length depending on prevailing interest rates.  For example, the Sub-Adviser may sell a shorter-term security and buy a longer-term security.  If interest rates fall, prices for the longer-term security will rise more than the shorter-term security.  Thus, capital appreciation is enhanced as well as total return.  The Sub-Adviser also allocates assets among countries in an attempt to maximize total return.

The Fund may use foreign currency exchange contracts to hedge foreign currency risks.  The Fund may also engage in short-term trading, enter into futures and options contracts and lend portfolio securities.  These investments and techniques are described under “More About SA Funds.”

Principal Risks

The share price of the Fund and the Fund’s yield may change daily because of changes in interest rates and other market conditions and factors.  Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or may last for extended periods.

•      Interest Rate Risk:  In general, bond prices rise when interest rates fall and fall when interest rates rise.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.  Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

•      Credit (or Default) Risk:  It is possible that some of the issuers will not make payments on debt securities held by the Fund, or there could be defaults on repurchase agreements held by the Fund.  Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund.  A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for the Fund to sell.  If any of these events were to occur, the Fund might suffer a loss.

•      Debt Securities Risk:  Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both.  The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates.  Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment.  Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

•      Foreign Securities and Currency Risk:  Investments by the Fund in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

•      Hedging Risk:  Forward currency exchange contracts may be used to hedge foreign currency risk.  Hedging tends to limit any potential gain that may be realized if the value of the Fund’s portfolio holdings increases because of currency fluctuations.  In addition, hedging may increase the Fund’s expenses.  There is also a risk that a forward currency exchange contract intended as a hedge may not perform as intended, in which case the Fund may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss.

•      Derivatives Risk:  The Fund may experience losses as a result of its use of futures, options and forward currency exchange contracts, which are forms of derivatives.  The main risk with derivatives is that the Fund may lose more money than its initial investment in the derivative.

Performance

The bar chart and table below give some indication of the risks of an investment in the SA Global Fixed Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA Global Fixed Income Fund

Total Return

(per calendar year)

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:	[9/30/02	5.37%]
Worst Quarter:	[6/30/04	(3.43)%]

The year-to-date return as of September 30, 2007 for the Fund was [         ]%.

Average Annual Total Returns (for periods ended 12/31/06)	One Year		Five Years		Since Fund Inception
Return Before Taxes	[ ]	%	[ ]	%	[ ]	% (a)

Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Lehman Brothers Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	% (b)

Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar (reflects no deductions for fees, expenses, or taxes)(1)	[ ]	%	[ ]	%	[ ]	% (c)

(1). The Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a more appropriate index because it includes global securities.

(a)  Since July 29, 1999.

(b) Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.  The index may also include certain U.S. dollar denominated foreign corporate and government bonds traded in the U.S.  Performance for the benchmark is not available from July 29, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

(c) Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the US Dollar. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Performance for the benchmark is not available from July 29, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of an SA Fixed Income Fund.  The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

ANNUAL FUND OPERATING EXPENSES (1)

(expenses that are deducted from Fund assets)

as a percentage of net assets

	SA U.S. Fixed Income Fund		SA Global Fixed Income Fund
Management/Advisory Fees	0.40%		0.70%
Other Expenses(2)
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	[ ]	%	[ ]	%
Total Other Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waivers	[ ]	%	[ ]	%
Net Expenses	0.65	%(3)	1.00	%(4)

(1)          Annual Fund Operating Expenses are based on operating expenses incurred by the Funds for the fiscal year ended June 30, 2007 restated to reflect the current sub-advisory fee and the current expense cap agreement.

(2)          For the SA U.S. Fixed Income Fund, Other Expenses are estimated for the fiscal year ending June 30, 2008 and include an administration fee paid to the Adviser and all other ordinary operating expenses not listed above.  For the SA Global Fixed Income Fund, Other Expenses include an administration fee paid to the Adviser and all other ordinary operating expenses not listed above.

(3)          To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the Fund’s total operating expenses to the amount shown in the above table.  This agreement will remain in effect until February 28, 2017, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary.  The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the Fund’s operating expenses for the current year.

(4)          To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the Fund’s total operating expenses to the amount shown in the above table.  This agreement will remain in effect until July 15, 2009, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary.  The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the Fund’s operating expenses for the current year.

Example

This example is intended to help you compare the cost of investing in an SA Fixed Income Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table above and that all dividends and other distributions are reinvested.  Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

SA U.S. Fixed Income Fund
1 year $[ ]***	3 years $[ ]***

SA Global Fixed Income Fund
1 year $[ ]*	3 years $[ ]*	5 years $[ ]**	10 years $[ ]**

*                                         The example is based on net expenses after reduction for fee waivers or reimbursements.

**                                  The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross expenses.

***                           The example is based on net expenses after reduction for fee waivers or reimbursements.

SA Equity Funds

SA U.S. Market Fund

SA U.S. Value Fund (Prior to the date of this Prospectus, the Fund was known as the SA U.S. HBtM Fund)

SA U.S. Small Company Fund

SA International Small Company Fund

SA International Value Fund (Prior to the date of this Prospectus, the Fund was known as the SA International HBtM Fund)

SA Emerging Markets Fund

SA Real Estate Securities Fund

Investment Terms:

The following investment terms are used to describe some or all of the SA Equity Funds’ investment strategies.  A brief description of each term’s meaning with respect to the SA Equity Funds follows:

Market Capitalization

Market capitalization (or “market cap”) is the product of the number of shares of a company’s stock outstanding, as determined by the Sub-Adviser, multiplied by the price per share.

Market Capitalization Weighting

A portfolio or index is market capitalization weighted when the amount of stock in the portfolio or index is proportionate to that stock’s market capitalization compared to all of the stocks in the portfolio or index.  The higher the stock’s relative market cap, the greater its representation in the portfolio or index will be.

Market Capitalization Weighted Approach

For the purposes of this Prospectus, when investing on a market capitalization weighted basis, the Sub-Adviser may adjust a stock’s market capitalization weighting for factors such as free float, trading strategies, liquidity management, momentum and other factors that the Sub-Adviser determines appropriate, given market conditions.  A Fund may deviate from strict market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of assets of the particular Fund.

Total Market Capitalization

For the purposes of this Prospectus, total market capitalization of U.S. stocks is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), the American Stock Exchange (“AMEX”) and the Nasdaq Stock Market® (“Nasdaq”).

Equity Investment Approach

Each SA Equity Fund utilizes different investment strategies to achieve its investment goal.  In addition to the Fund-specific strategies described more fully below, the Sub-Adviser applies certain overarching principles to its investment strategies for all of the SA Equity Funds.  The Sub-Adviser believes that equity investing should involve a long-term view and a focus on asset class selection (for example, small company stocks or large company stocks) not stock-picking.  The Sub-Adviser places a priority on controlling expenses, portfolio turnover, and trading costs.  Many other investment managers concentrate on reacting to price movements and choosing individual securities.  In contrast, the Sub-Adviser does not engage in market-timing or conventional stock selection.  The Sub-Adviser places a premium on limiting portfolio turnover and does not take defensive positions in anticipation of negative investment conditions.

The Sub-Adviser generally structures a Fund’s portfolio by:

•                  Selecting a starting universe of securities (for example, all publicly-traded U.S. common stocks).

•                  Creating a sub-set of companies meeting the Sub-Adviser’s investment guidelines for the Fund.

•                  Excluding certain companies after analyzing various factors (for example, liquidity).

•                  Purchasing stocks using a market capitalization weighted approach.

About Tax-Efficient Management Techniques

The Sub-Adviser may use the following tax-efficient management techniques with respect to SA U.S. Value Fund, SA U.S. Small Company Fund and SA International Value Fund in an attempt to minimize taxable distributions by those Funds, particularly distributions of net short-term capital gains and current income, which are taxed at a higher rate than distributions of net long-term capital gains:

•                  Minimizing sales of securities that result in capital gains.

•                  Maximizing the extent to which any realized net capital gains are long-term.

•                  Minimizing dividend income.

•                  Realizing losses to offset gains, when prudent to do so.

•                  Limiting portfolio turnover, when prudent to do so.

SA U.S. Market Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally selecting from all common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the United States.  As of the date of this Prospectus, the Sub-Adviser narrowed the target universe of stocks to securities of companies whose market capitalizations generally are in the highest 96% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  As of September 30, 2007, generally, the market capitalization of a company in the highest 96% of total market capitalization was approximately $[         ] million or more, and the market capitalization of the 1000th largest U.S. company was approximately $[          ].  These dollar amounts may change due to market conditions.

The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.  The Sub-Adviser considers securities that are traded on a principal U.S. exchange or on the over-the-counter market in the United States to be U.S. securities.

The Fund also invests less than 5% of its total assets in the U.S. Micro Cap Portfolio, an investment company that invests exclusively in a master fund, the U.S. Micro Cap Series.  The Sub-Adviser is also the adviser of the U.S. Micro Cap Portfolio and the U.S. Micro Cap Series. The U.S. Micro Cap Series generally will purchase a broad and diverse group of the common stocks of micro cap companies traded on a principal U.S. exchange or the over-the-counter market. As of the date of this Prospectus, for purposes of this Series, the Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.

The Sub-Adviser does not receive any sub-advisory fee for its sub-advisory services to SA U.S. Market Fund with respect to assets of the Fund invested in the U.S. Micro Cap Portfolio. For its management services, the Sub-Adviser receives, as the adviser of the U.S. Micro Cap Portfolio, an administration fee from the U.S. Micro Cap Portfolio and an investment advisory fee from the U.S. Micro Cap Series, in which the U.S. Micro Cap Portfolio invests substantially all of its assets through a master-feeder structure. The Sub-Adviser has agreed to this fee arrangement in order to prevent any duplication of fees in this multi-tier structure.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•      Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•      Medium-Size Company Stock Risk: The stocks of medium-size companies may have more risks than those of larger companies.  They may be more susceptible to market downturns, and their prices may be more volatile.

•      Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically trade in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

Performance

The bar chart and table below give some indication of the risks of an investment in the SA U.S. Market Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA U.S. Market Fund

Total Return

(per calendar year)

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:	[6/30/03	16.19	%]
Worst Quarter:	[9/30/02	(17.04	)%]

The year-to-date return as of September 30, 2007 for the Fund was [         ]%.

Average Annual Total Returns (for periods ended 12/31/06)	One Year		Five Years		Since Fund Inception
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%(a)

Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Wilshire 5000 Total Market Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	%(b)

(a) Since August 5, 1999.

(b) Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA U.S. Value Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing in a target universe consisting of common stocks of large cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are value stocks at the time of purchase.  The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from companies’ balance sheets) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).  In measuring value, the Sub-Adviser may also consider such factors as price-to-cash flow or price-to-earnings ratios, economic conditions and developments in the company’s industry.  The criteria used for assessing value are subject to change from time to time.  As of the date of this Prospectus, the Sub-Adviser considers large cap companies to be companies whose market capitalizations generally are in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break.  As of September 30, 2007, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $[         ] billion or more, and the market capitalization of the 1000th largest U.S. company was approximately $[              ].  These dollar amounts may change due to market conditions.

The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities. If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.  The Sub-Adviser considers securities that are traded on a principal U.S. exchange or on the over-the-counter market in the United States to be U.S. securities.

The Sub-Adviser may use a variety of tax-efficient management techniques, when consistent with the Fund’s strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•      Value Stocks Risk: Value stocks may underperform when the market strongly favors growth stocks over value stocks.  In addition, a value stock may not reach what the Sub-Adviser believes is its full market value, or its intrinsic value may go down.

•      Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Performance

The bar chart and table below give some indication of the risks of an investment in the SA U.S. Value Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA U.S. Value Fund

Total Return

(per calendar year)

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:	[6/30/03	20.67%]
Worst Quarter:	[9/30/02	(20.00)%]

The year-to-date return as of September 30, 2007 for the Fund was [         ]%.

Average Annual Total Returns (for periods ended 12/31/06)	One Year		Five Years		Since Fund Inception
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%(a)

Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	%(b)

(a) Since August 5, 1999.

(b) Russell 1000 Value Index is comprised of companies within the Russell 1000 Index that, among other factors, have among the lowest price price-to-book ratios.  Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA U.S. Small Company Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing in a target universe consisting of common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the United States.  As of the date of this Prospectus, the Sub-Adviser considers small cap companies to be companies whose market capitalizations generally are in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break.  As of September 30, 2007, generally, the market capitalization of a company in the lowest 10% of total market capitalization was approximately $[         ] billion, or less, and the market capitalization of the 1000th largest U.S. company was approximately $[              ].  These dollar amounts may change due to market conditions.

The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in securities of U.S. small cap companies.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.  The Sub-Adviser considers securities that are traded on a principal U.S. exchange or on the over-the-counter market in the United States to be U.S. securities.

The Sub-Adviser may use a variety of tax-efficient management techniques, when consistent with the Fund’s strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•      Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically are traded in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

Performance

The bar chart and table below give some indication of the risks of an investment in the SA U.S. Small Company Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA U.S. Small Company Fund

Total Return

(per calendar year)

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:	[6/30/03	25.00%]
Worst Quarter:	[9/30/01	(21.56)%]

The year-to-date return as of September 30, 2007 for the Fund was [         ]%.

Average Annual Total Returns (for periods ended 12/31/06)	One Year		Five Years		Since Fund Inception
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%(a)

Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	%(b)

(a) Since August 5, 1999.

(b) Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA International Small Company Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund, instead of buying securities directly, invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), which has the same investment objective as the Fund.  The DFA Portfolio invests its assets in the following series of The DFA Investment Trust Company, each of which is a mutual fund (the “Underlying Funds”):  The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”).

The DFA Portfolio and the Underlying Funds are advised by Dimensional, the Sub-Adviser of SA International Small Company Fund.  Dimensional invests the assets of each Underlying Fund by determining the amount of each security to be purchased using a market capitalization weighted approach.

For as long as the Fund invests its assets in the DFA Portfolio, Dimensional will not receive any sub-advisory fee for its sub-advisory services to SA International Small Company Fund.  Dimensional receives an administration fee and an investment advisory fee through its management of the DFA Portfolio and the Underlying Funds.  Dimensional has agreed to this fee arrangement in order to prevent any duplication of fees in this multi-tier structure.

As of September 30, 2007, the DFA Portfolio invests its assets in the Underlying Funds within the following ranges (expressed as a percentage of the DFA Portfolio’s assets):

Underlying Fund	Investment Range
Japanese Series	[15% - 40%]

United Kingdom Series	[15% - 35%]

Continental Series	[25% - 50%]

Asia Pacific Series	[5% - 25%]

Canadian Series	[0% - 15%]

For information on each Underlying Fund see “More About SA Funds – SA Equity Funds – SA International Small Company Fund – Underlying Fund Specific Policies.”

Dimensional periodically determines the allocations of the DFA Portfolio’s investments among the Underlying Funds and may change the allocations from time to time.  The Underlying Funds invest in countries that Dimensional views as developed market countries, such as the United Kingdom, France, Germany, Japan and Canada, and will not invest in emerging market countries.

The Fund may withdraw its investment in the DFA Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so.  If this happens, the Fund’s assets either will be invested in another mutual fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

In reviewing the investment objectives and policies of SA International Small Company Fund in this Prospectus, you should assume that the investment objectives and policies of the DFA Portfolio are the same in all material respects as those of the Fund and that, at times when the Fund has invested its assets in the DFA Portfolio, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the DFA Portfolio.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•      Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically are traded in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

•      Foreign Securities and Currency Risk: Investments in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulations as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Performance

The bar chart and table below give some indication of the risks of an investment in the SA International Small Company Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA International Small Company Fund

Total Return

(per calendar year)

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:	[6/30/03	22.97%]
Worst Quarter:	[9/30/01	(13.29)%]

The year-to-date return as of September 30, 2007 for the Fund was [         ]%.

Average Annual Total Returns (for periods ended 12/31/06)	One Year		Five Years		Since Fund Inception
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%(a)

Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

S&P/Citigroup Extended Market Index – EPAC (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	%(b)

(a) Since August 5, 1999.

(b) S&P/Citigroup Extended Market Index – EPAC (EMI) is compiled by Citigroup Global Markets Inc.  The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the S&P/Citigroup Broad Market Index.  The EMI is calculated gross of withholding taxes and is capitalization weighted.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA International Value Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing its assets in a target universe consisting of common stocks of large non-U.S. companies that the Sub-Adviser believes are value stocks at the time of purchase.  The Sub-Adviser primarily considers value stocks to be those of companies with high book values (values that are derived from companies’ balance sheets) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).  In measuring value, the Sub-Adviser may also consider such factors as price-to-cash flow or price-to-earnings ratios, economic conditions and developments in the company’s industry.  The criteria used for assessing value are subject to change from time to time.

The Fund invests in companies in countries with developed markets.  As of the date of this Prospectus, the Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The Sub-Adviser will determine when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country’s market.  The Sub-Adviser may authorize other countries for investment in the future, in addition to the countries listed above.  In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.  Under normal market conditions, the Sub-Adviser intends to invest in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries.

The Sub-Adviser intends to invest in the stocks of large companies.  The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization.  In the countries or regions authorized for investment, the Sub-Adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations.  The Sub-Adviser then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region.  As of September 30, 2007, on an aggregate basis for the Fund, the Sub-Adviser considers large companies to be those companies with a market capitalization of at least $[       ] million.  This threshold will vary by country and region and will change with market conditions.

The Fund intends to purchase securities within each applicable country using a market capitalization weighted approach.  The Sub-Adviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country.

The Sub-Adviser may use a variety of tax-efficient management techniques, when consistent with the Fund’s strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•      Foreign Securities and Currency Risk: Investments by the Fund in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

•      Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•      Value Stocks Risk: Value stocks may underperform when the market strongly favors growth stocks over value stocks.  In addition, a value stock may not reach what the Sub-Adviser believes is its full market value, or its intrinsic value may go down.

Performance

The bar chart and table below give some indication of the risks of an investment in the SA International Value Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA International Value Fund

Total Return

(per calendar year)

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:	[6/30/03	22.06%]
Worst Quarter:	[9/30/02	(20.38)%]

The year-to-date return as of September 30, 2007 for the Fund was [       ]%.

Average Annual Total Returns (for periods ended 12/31/06)	One Year		Five Years		Since Fund Inception
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%(a)

Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Value Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	%(b)

(a) Since August 5, 1999.

(b) Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as low market-to-book ratios.  MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA Emerging Markets Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by purchasing a broad and diverse group of securities of emerging markets companies that it considers to be value stocks of larger market capitalization companies for their respective markets.

The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the Sub-Adviser from time to time (“Approved Markets”).  As of the date of this Prospectus, the Fund is authorized to invest in the following Approved Markets:  Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, South Africa, South Korea, Taiwan, Thailand, and Turkey.

The Fund will seek to purchase securities representative of broad market coverage of larger companies within each Approved Market (See “More About SA Funds” for a definition of Approved Market securities).  The Fund’s definition of what constitutes a larger company will vary across countries and is based primarily on market capitalization.  In each country authorized for investment, the companies listed on selected exchanges are ranked based upon their respective market capitalizations.  The minimum market capitalization for a large company in that country is then defined.  As of September 30, 2007, the [                                 ] had the highest market capitalization threshold of approximately $[        ] billion; and [                                 ] had the lowest market capitalization threshold of approximately $[        ] million.  These dollar amounts will change due to market conditions.

In assessing value, the Sub-Adviser primarily considers a security’s book value in relation to its market value.  However, the Sub-Adviser may also consider factors such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry.  The criteria the Sub-Adviser uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets investments that are “Approved Market” securities (as defined under “More About SA Funds”).  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets.  These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country.  For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, International Depositary Receipts, Non-Voting Depositary Receipts or other types of depositary receipts or dual listed securities.

The Fund may not invest in certain companies or Approved Markets for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Fund’s policy not to invest more than 25% of its assets in any one industry.

The Fund may engage in short-term trading, enter into futures and options contracts and lend portfolio securities.  In addition, the Fund may invest in securities issued by other mutual funds or exchange-traded funds (“ETFs”) that primarily invest in securities of emerging market companies.  These investments and techniques are not principal investment strategies, and are described under “More About SA Funds.”

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•      Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•      Emerging Markets Risk: Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems.  Stock markets in many emerging market countries are relatively small, expensive to trade and risky.  Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under emergency conditions.

•      Value Stocks Risk: Value stocks may underperform when the market strongly favors growth stocks over value stocks.  In addition, a value stock may not reach what the Sub-Adviser believes is its full market value, or its intrinsic value may go down.

•      Foreign Securities and Currency Risk: Investments in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulations as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Performance

The Fund commenced operations on April 2, 2007.  Performance information will be available after the Fund has been in operation for one calendar year.

SA Real Estate Securities Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in publicly traded real estate investment trusts (“REITs”) using a market capitalization weighted approach subject to certain exception discussed in the “Portfolio Construction” section of “More About SA Funds.”  The Fund concentrates investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate.  Investments will include, principally, equity securities of companies in the following sectors of the real estate industry:  certain REITs and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property.    The Fund will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and Nasdaq.

The Fund will purchase shares of REITs.  REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.  REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITS invest the majority of their assets directly in real property and derive their income primarily from rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.  At the present time, the Fund intends to invest only in Hybrid REITs and Equity REITs.

As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of companies in the real estate industry.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

The Fund may engage in short-term trading, enter into futures and options contracts and lend portfolio securities.  These investments and techniques are not principal investment strategies, and are described under “More About SA Funds.”

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•                  Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

•                  Risks of Concentrating in the Real Estate Industry: The Fund is concentrated in the real estate industry.  The Fund’s exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership.  Its performance may be materially different from the broad U.S. equity market.

•                  Interest Rate Risks:  Changes in prevailing interest rates affect not only the value of REIT shares, but may impact the market value of the REIT’s investment real estate.

•                  Cyclical Market Risk:  The real estate industry tends to be cyclical.  Such cycles may adversely affect the value of the Fund’s portfolio.

Performance

The Fund commenced operations on April 2, 2007.  Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of an SA Equity Fund.  The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

Annual Fund Operating Expenses (1)

(expenses that are deducted from Fund assets)

as a percentage of net assets

	SA U.S. Market Fund		SA U.S. Value Fund		SA U.S. Small Company Fund		SA Intl. Small Company Fund(3)		SA Intl. Value Fund		SA Emerging Markets Fund		SA Real Estate Securities Fund
Management/Advisory Fees	0.70%		0.75%		1.00%		0.65%		0.85%		1.15%		0.80%
Other Expenses(2)
Shareholder Servicing Fees	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Other Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Other Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Acquired Fund Fees and Expenses (DFA Portfolio Expenses)	N/A		N/A		N/A		0.56	%(4)	N/A		N/A		N/A
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver and/or Recapture	[ ]	%	[ ]	%	[ ]	%	[ ]	%	—		[ ]	%	[ ]	%
Net Expenses	1.00	%(7)	1.05	%(7)	1.20	%(7)	[ ]	%(5)	[ ]	%(6)	1.45	%(7)	1.00	%(7)

(1)          Annual Fund Operating Expenses are based on operating expenses incurred by the Funds for the fiscal year ended June 30, 2007 restated to reflect the current sub-advisory fee and the current expense cap agreement.

(2)          For the SA Emerging Markets Fund and the SA Real Estate Securities Fund, Other Expenses are estimated for the fiscal year ending June 30, 2008 and include an administration fee paid to the Adviser and all other ordinary operating expenses not listed above.  For the other Funds, Other Expenses include an administration fee paid to the Adviser and all other ordinary operating expenses not listed above.

(3)          The expense amounts set forth in the table include a separate line item of the expenses incurred by the DFA Portfolio.  The DFA Portfolio expenses include the expenses of the Underlying Funds.  Because the SA International Small Company Fund purchases shares of the DFA Portfolio, the expenses of the DFA Portfolio and the Underlying Funds are passed indirectly (i.e. the expenses reduce the DFA Portfolio’s net asset value per share) to the Fund and its shareholders.  Because other investors also purchase shares of the DFA Portfolio, the SA International Small Company Fund pays only its proportionate share of the operating expenses of the Portfolio and the Underlying Funds.  See “Fund Structure” on page 54 for more information on the indirect expenses incurred by the SA International Small Company Fund.

(4)          As of the fiscal year ended November 30, 2006.  The proportion of the DFA Portfolio’s expenses indirectly paid by SA International Small Company Fund may vary based on the changes in expenses of the DFA Portfolio.

(5)          To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or reimburse expenses to limit the Fund’s total operating expenses to 1.10%, excluding the expenses incurred by the DFA Portfolio and the Underlying Funds.  This agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  Under the terms of the advisory agreement, the Adviser has recaptured all eligible amounts previously waived or reimbursed.

(6)          The Adviser has contractually agreed to waive its management fees and/or reimburse expenses to limit the Fund’s total operating expenses to 1.45%.  This agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  Under the terms of the advisory agreement, the Adviser has recaptured all eligible amounts previously waived or reimbursed.

(7)          To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the following Fund’s total operating expenses to the following amounts: SA U.S. Market Fund – 1.00%; SA U.S. Value Fund – 1.05%; SA U.S. Small Company Fund – 1.20%; SA Emerging Markets Fund – 1.45%; and SA Real Estate Securities Fund – 1.00%.

For the SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund this agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  For the SA Emerging Markets Fund and SA Real Estate Securities Fund, this agreement will remain in effect until February 28, 2017, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary.

The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the Fund’s operating expenses for the current year.

Example

This example is intended to help you compare the cost of investing in an SA Equity Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same as shown in the table above and that all dividends and other distributions are reinvested.  Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

SA U.S. Market Fund

1 year $[ ]*	3 years $[ ]*	5 years $[ ]**	10 years $[ ]**

SA U.S. Value Fund

1 year $[ ]*	3 years $[ ]*	5 years $[ ]**	10 years $[ ]**

SA U.S. Small Company Fund

1 year $[ ]*	3 years $[ ]*	5 years $[ ]**	10 years $[ ]**

SA International Small Company Fund***

1 year $[ ]*	3 years $[ ]*	5 years $[ ]**	10 years $[ ]**

SA International Value Fund

1 year $[ ]†	3 years $[ ]†	5 years $[ ]†	10 years $[ ]†

SA Emerging Markets Fund

1 year $[ ]*	3 years $[ ]*

SA Real Estate Securities Fund

1 year $[ ]*	3 years $[ ]*

*                 The example is based on net expenses after reduction for fee waivers or reimbursements.

**          The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross estimated expenses.

***   The example is based on the expenses of the SA International Small Company Fund as well as the expenses of the DFA Portfolio and the Underlying Funds in which the DFA Portfolio invests.

†                  The example is based on gross estimated expenses.

MANAGEMENT

Adviser

LWI Financial Inc., 3055 Olin Avenue, Suite 2000, San Jose, California 95128, is the SA Funds’ investment adviser (the “Adviser”).  Since its organization in July 1998, the Adviser has provided investment advisory and administrative services to individuals, pension and profit-sharing plans, trusts, estates, charitable organizations and other business entities.  As of September 30, 2007, the Adviser had approximately $[     ] billion in assets under management.

The Adviser, in its capacity as investment adviser, handles the business affairs of the SA Funds and oversees the SA Funds’ Sub-Adviser.  The Adviser has received exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) that permits the Adviser to enter into investment advisory agreements with sub-advisers without obtaining shareholder approval.  The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects sub-advisers for the SA Funds and supervises and monitors the performance of each sub-adviser.  The exemptive relief also permits the Adviser, subject to approval by the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements without shareholder approval when the Adviser and the Board of Trustees believe such action will benefit a Fund and its shareholders.

In its capacity as administrator, the Adviser provides administrative services to the SA Funds.

Sub-Adviser

Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, serves as investment sub-adviser (“Dimensional” or “Sub-Adviser”) to the SA Funds.  Since its organization in May 1981, Dimensional has provided investment management services to institutional investors and to other mutual funds.  Dimensional presently serves as the investment adviser to four other investment companies – The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.  As of September 30, 2007, Dimensional managed over $[        ] billion in assets firm-wide across Dimensional and its subsidiaries.

Dimensional also serves as investment adviser to the DFA Portfolio (in which SA International Small Company Fund invests substantially all of its assets), the Underlying Funds (in which the DFA Portfolio invests), the U.S. Micro Cap Portfolio (in which SA U.S. Market Fund invests less than five percent of its assets) and the U.S. Micro Cap Series (in which the U.S. Micro Cap Portfolio invests substantially all of its assets in a master-feeder structure).

Investment strategies for the SA Funds are set by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually.  As of the date of this Prospectus, the Investment Committee has seven members.  The Investment Committee also sets and reviews all investment-related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the SA Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the SA Funds including running buy and sell programs based on the parameters established by the Investment Committee.  The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the category of SA Funds indicated.

Domestic equity funds (includes SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund and SA Real Estate Fund)	Robert T. Deere
International equity funds (includes SA International Small Company Fund, SA International Value Fund and SA Emerging Markets Fund)	Karen E. Umland
Fixed income funds (includes SA U.S. Fixed Income Fund and SA Global Fixed Income Fund)	David A. Plecha

Mr. Deere is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee.  Mr. Deere received his MBA from the University of California at Los Angeles in 1991.  He also holds a B.S. and a B.A. from the University of California at San Diego.  Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee.  She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993.  Ms. Umland joined Dimensional in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee.  Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987.  Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The SA Funds’ Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of SA Fund shares.

Dimensional also provides each Fund with a trading department and selects brokers and dealers to effect securities transactions.  Securities transactions are placed with a view to obtaining the best price and execution of such transactions.  Dimensional is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

Management Fees

The following chart shows the aggregate annual investment management fees that each Fund paid to the Adviser during the fiscal year ended June 30, 2007.  The Adviser is responsible for paying the investment management fees to the Sub-Adviser.  Please refer to the Fees and Expenses Table in the “Risk/Return Summary” section of this Prospectus for more information about the fees payable to the Adviser and fee waivers.

Investment Management Fee Paid

During the Fiscal Year Ended June 30, 2007

(expressed as percentage of average daily net assets)

SA U.S. Fixed Income Fund	0.40%

SA Global Fixed Income Fund	0.70%

SA U.S. Market Fund	0.70%

SA U.S. Value Fund	0.75%

SA U.S. Small Company Fund	1.00%

SA International Small Company Fund	0.65%

SA International Value Fund	0.85%

SA Emerging Markets Fund	1.15%

SA Real Estate Securities Fund	0.80%

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser and the sub-advisory agreement with Dimensional is available in the SA Funds’ annual report for the period ended June 30, 2007.

Distribution and Marketing Expenses Incurred by the Adviser

The Adviser may hold conferences, seminars and other educational and informational activities for financial advisers for the purpose of discussing the value and utility of the SA Funds and other investment products offered by the Adviser or its affiliates.  The Adviser may pay for lodging, meals, and other similar expenses in connection with such activities.  The Adviser also may pay expenses associated with joint marketing activities with financial advisers, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the SA Funds.  In limited cases the Adviser may make payments to financial advisers in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the end investor.  All such marketing expenses and solicitation payments are paid by the Adviser or its affiliates out of its own resources, and are not charged to the SA Funds.

Although financial advisers may be affiliated with a broker-dealer, the Adviser and its affiliates do not make marketing, “shelf space” or other similar payments to such broker-dealers with respect to the SA Funds.  In addition, the SA Funds do not direct brokerage transactions to such broker-dealers as compensation for the sale of SA Fund shares.

Your Account

This section describes how to do business with SA Funds and the services that are available to shareholders.

How to Reach SA Funds

By telephone:	(800) 366-7266
Call for account information 8:00 a.m. to 5:00 p.m. Pacific time, Monday through Friday.

By mail:	3055 Olin Avenue
Suite 2000
San Jose, California 95128

Purchasing Shares

Only clients of certain financial representatives are eligible to purchase shares of the SA Funds.

If you are making an initial investment, you must submit a fully executed account application and monies for the purchase in the form of a check, electronic transfer or wire transfer.

You or your financial representative should notify the Adviser of any proposed investment.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm or intermediary may charge you an additional fee, which will reduce your investment accordingly.

Incomplete Purchase Requests

SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your purchase is missing.  Once the information is obtained, you will receive the next-determined net asset value per share (“NAV”).

Timing of Requests

All requests received by SA Funds’ transfer agent, or other authorized intermediary, before 4:00 p.m. Eastern Standard Time (“EST”) on a business day of the SA Funds will be executed at that day’s NAV.  Orders received after 4:00 p.m. EST will be executed at the following business day’s NAV, which is calculated after the close of business on the NYSE, which normally occurs at 4:00 p.m. EST.  Authorized intermediaries acting on a purchaser’s behalf are responsible for transmitting orders by the deadline.  Each day a Fund calculates its NAV is a business day of that Fund.

Redeeming Shares

You or your financial representative may redeem shares at any time by furnishing a redemption request to the Adviser in proper form.  In proper form means that all required documents are completed, signed and received.

Incomplete Redemption Requests

SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your redemption is missing.  Once the information is obtained, you will receive the next-determined NAV.

Timing of Requests

All requests received in proper form by SA Funds, or an authorized intermediary, before 4:00 p.m. EST on a business day of the SA Funds will be executed the same day, at that day’s NAV, which is calculated after the close of business on the NYSE.  Requests received after 4:00 p.m. EST will be executed the following business day, at that day’s NAV.

Wire Transactions

A fee of $10 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Redeeming Shares Recently Purchased

If you redeem shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared.  This may take up to 10 business days after your purchase was recorded (in rare cases, longer).  If you open an account with shares purchased by wire, you cannot redeem those shares until your application has been processed.

Accounts with Low Balances

If the total value of your SA Funds account holdings falls below $10,000 as a result of redeeming or exchanging shares, SA Funds may send you a notice asking you to bring the account back up to $10,000 or to close it out.  If you do not take action within 60 days, SA Funds may redeem your shares and mail the proceeds to you at the account’s address of record.

Exchanges

There is no fee to exchange shares among the SA Funds.  However, because an exchange is treated as a redemption and a purchase, an investor could realize a taxable gain or loss on the transaction.  The exchange privilege is not intended as a way to speculate on short-term movements in the markets.  Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the SA Funds or otherwise adversely affect the SA Funds, the exchange privilege may be terminated with respect to an investor without notice if the Fund determines that the investor’s use of the exchange privilege is excessive.  Excessive use of the exchange privilege is defined as any pattern of exchanges among the SA Funds by an investor that evidences market timing.

You may also acquire shares of the SA Funds by exchanging shares of the SSgA Money Market Fund and may exchange your shares of the SA Funds for shares of the SSgA Money Market Fund, if such shares are offered in your state of residence.  The SSgA Money Market Fund is a portfolio of the SSgA Funds.  The SSgA Funds are an open-end management investment company with multiple portfolios advised by SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, and are not affiliated with SA Funds or SA Funds’ distributor.  Prior to making such an exchange, you should carefully read the prospectus for the SSgA Money Market Fund.  You can obtain a copy of the prospectus through your financial representative or by calling the Adviser at (800) 366-7266.  The exchange privilege is not an offering or recommendation on the part of SA Funds or their distributor of an investment in the SSgA Money Market Fund.

The SSgA Money Market Fund’s non-fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

An investment in the SSgA Money Market Fund is neither insured nor guaranteed by the U.S. Government or by SSgA Funds Management, Inc.  There is no assurance that the SSgA Money Market Fund will maintain a stable net asset value of $1.00 per share.

Frequent Trading – Market Timing

The SA Funds discourage frequent purchases and sales of the SA Funds’ shares.  Frequent trading into and out of the SA Funds can disrupt portfolio investment strategies, harm performance and increase expenses for all shareholders, including long-term shareholders who do not generate these costs.  The SA Funds are designed for long-term investors, and are not intended for market timing or excessive trading activities.  Market timing activities include purchases and sales of Fund shares in response to short-term market fluctuations.  Certain Funds may be more susceptible to the risks of short-term trading than other Funds.  The nature of the holdings of the SA International Value Fund, SA International Small Company Fund and the SA Emerging Markets Fund (together, “International Funds”) may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Fund’s holdings (or in the case of the SA International Small Company Fund, the holdings in the Underlying Funds) and the reflection of those changes in the Fund’s NAV (called “arbitrage market timing”).  Such delays may occur because an International Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Fund and/or the Underlying Funds calculate their NAVs.  In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time an International Fund calculates its NAV.  The SA U.S. Small Company Fund may be subject to arbitrage market timing because the Fund has significant holdings in small capitalization securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Fund calculates its NAV due to, among other reasons, infrequent trading or illiquidity.  There is a possibility that arbitrage market timing may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

The Board of Trustees has adopted procedures intended to discourage frequent purchases and redemptions of Fund shares.  Pursuant to the SA Funds’ procedures, the Adviser monitors for market timers and has established criteria by which to identify potential market timers and to determine whether further action is warranted.  The SA Funds may refuse or cancel purchase or exchange orders for any reason, without prior notice, particularly purchase orders that the SA Funds believe are made on behalf of market timers.  The SA Funds and their agents reserve the right to reject any purchase or exchange request by any investor, financial institution or retirement plan indefinitely if a Fund or the Fund’s Adviser believes that any combination of trading activity in the accounts is potentially disruptive to the Fund.  It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Fund(s).  Accordingly, the Adviser may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group, and such trades may be rejected in whole or in part by the affected Fund(s).  The Adviser will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the SA Funds, and restricting access to a Fund by a particular investor.  The SA Funds may impose further restrictions on trading activities by market timers in the future.

Additional Policies for Purchases, Redemptions and Exchanges

•      The SA Funds reserve the right to reject any purchase order.

•      At any time, SA Funds may change any purchase, redemption or exchange procedures, and may suspend sale of shares.

•      The SA Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the SEC.

•      In the interest of economy, the SA Funds do not issue share certificates.

•      The SA Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities.  The shareholder may pay transaction costs to dispose of these securities.

•      The SA Funds may authorize certain financial intermediaries to accept purchase, redemption and exchange orders from their customers on behalf of SA Funds.  Other intermediaries may also be designated to accept such orders, if approved by SA Funds.  Authorized intermediaries are responsible for transmitting orders on a timely basis.  The SA Funds will be deemed to have received an order when the order is accepted in proper form from the authorized intermediary, and the order will be priced at the Fund’s NAV next determined.

Portfolio Holdings Disclosure

The SA Funds’ portfolio holdings disclosure policy is described in the Statement of Additional Information.

Individual Retirement Accounts

You also may acquire shares of a Fund by contributing to an individual retirement account (“IRA”) made available by that Fund, if you qualify for ownership of an IRA.  IRAs made available by SA Funds may be subject to an annual fee.  You can obtain more information regarding IRAs offered by SA Funds through your financial representative or by calling the Adviser at (800) 366-7266.

Important Notice Regarding Delivery of Shareholder Documents

When the SA Funds send shareholders certain legal documents, such as this Prospectus, they may employ a technique commonly known as “householding”, in which a single copy of the relevant document is sent to all shareholders at a common address.  (SA Funds will not household personal information documents, such as account statements.)  The Adviser considers this method of providing shareholders important information to be more efficient and cost-effective than sending multiple copies of the same document to a single address.  If you agree, you do not need to take any action; SA Funds will continue householding your documents for as long as you are a shareholder.  However, if at any time you would like to request that SA Funds do not employ householding on your account(s), you may do so by calling (800) 366-7266.  SA Funds will provide you with an individual copy of each document you request within 30 days of receiving your request.

Identity Verification Procedures Notice

The USA PATRIOT Act of 2001 and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply SA Funds with information, such as your taxpayer identification number, that will assist SA Funds in verifying your identity.  Until such verification is made, SA Funds may temporarily limit additional share purchases.  In addition, SA Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity.  As required by law, SA Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Pricing of Fund Shares

Each Fund’s NAV is calculated on each day the NYSE is open.  In certain limited circumstances, each Fund, in its discretion, may calculate its NAV on other days and accept purchases and redemptions on those days.  Such “other days” may include days during which there is sufficient trading in a Fund’s portfolio securities that the Fund’s NAV might be materially affected and days in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted due to emergency circumstances.

NAV is the value of a single share of a Fund.  NAV is calculated with respect to each Fund by (1) taking the current market value of such Fund’s total assets, (2) subtracting such Fund’s liabilities and expenses and (3) dividing the result by the total number of shares of such Fund owned by shareholders.

The SA Funds calculate NAV as of the close of regular business on the NYSE, normally 4:00 p.m. EST.  If the NYSE closes early, the SA Funds accelerate calculation of NAV and corresponding transaction deadlines to that time.  The price at which a purchase or sale is effected is based on the next calculation of the NAV after the order is received by SA Funds’ transfer agent, or other authorized intermediary.

Market or fair values of SA Funds’ portfolio securities are determined as follows:

•      Equity securities listed on an exchange or stock market for which market quotations are readily available: according to the official closing price, if any, or the last quoted sale price of the day (on the exchange where the security is primarily traded).

•      In the absence of recorded sales for listed equity securities:  according to the mean between the most recent quoted bid and asked prices.

•      Unlisted equity securities for which market quotations are readily available:  according to the mean between the most recent quoted bid and asked prices.

•      Bond and other fixed income securities: based on prices provided by an independent pricing service.

•      Shares of an investment company: at the investment company’s net asset value (the prospectuses for such investment companies contain information on those investment companies’ fair valuation procedures and the effects of fair valuation).

•      All other securities: at fair value as determined in good faith by or under the direction of the Board of Trustees of SA Funds.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  The SA Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Foreign securities may trade in their primary markets on weekends or other days when SA Funds do not price their shares.  Therefore, the value of the portfolio of an SA Fund holding foreign securities may change on days when shareholders will not be able to buy or redeem shares.

Occasionally, events that affect the value of portfolio securities may occur between the times at which they are determined and the closing of the NYSE.  Such events may be company-specific, such as an earnings report, country- or region-specific, such as a war or natural disaster, or global in nature.  If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.  Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary from the price actually received on a sale.  Fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the SA Funds’ NAV by short-term traders.

Distributions

Each Fund generally distributes to its shareholders substantially all of its net investment income and realized net gains on its investments.  When a Fund earns dividends from stocks and/or interest from debt securities and distributes these earnings to its shareholders, the distribution is called a dividend distribution.  A Fund realizes a capital gain when it sells securities for a higher price than it paid, and has net capital gains (if any) when the gains it realizes on sales of securities exceed losses it realizes on sales of other securities; when these net gains are distributed to shareholders, it is called a capital gain distribution.  Dividend distributions may be made several times a year, while capital gain distributions are generally made once a year.

Each SA Fixed Income Fund distributes dividends, if any, quarterly.

Each SA Equity Fund distributes dividends, if any, annually.

Each Fund distributes net capital gains, if any, at least annually.

You will receive distributions from a Fund in additional shares of that Fund unless you elect to receive your distributions in cash.  If you wish to receive distributions in cash, you may either indicate your request on your account application or you or your financial representative may notify the Adviser by calling (800) 366-7266.

Your investment in a Fund will have tax consequences that you should consider.  Some of the more common federal tax consequences are described below, but you should consult your tax advisor about your own particular situation.

Taxes on Distributions

Unless you hold Fund shares through an IRA or other tax-advantaged account, you will generally have to pay federal income tax on Fund distributions.  Your distributions will be subject to federal income tax whether you receive them in cash or reinvest them in additional Fund shares.  Distributions that are derived from net capital gain (that is, the excess of net long-term capital gain, which is gain recognized on capital assets held for more than one year, over net short-term capital loss) generally will be taxed as long-term capital gains.  Dividend distributions and distributions of the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) generally will be taxed to you as ordinary income.  The tax you pay on a given capital gain distribution generally depends on how long the Fund held the portfolio securities it sold; it does not depend on how long you held your Fund shares.

A portion of the dividend distributions from some of the SA Equity Funds may constitute “qualified dividend income” (“QDI”) and be eligible for taxation, for individuals, as net capital gain (taxed at a maximum rate of 5% or 15%).  Your eligibility for QDI taxation will, however, depend on your satisfying a holding period and certain other requirements.  The SA Fixed Income Funds expect that their distributions will consist primarily of ordinary income (interest) that is not QDI.  The SA Equity Funds expect that their distributions will consist primarily of net capital gains.

You are required to report all Fund distributions on your federal income tax return.  Each year SA Funds or your custodian will send you information detailing the amount of dividends (which for tax purposes includes distributions of net short-term capital gain), the part thereof that is QDI and net capital gain distributed to you for the previous year.

Taxes on Redemptions or Exchanges

If you redeem your shares of a Fund or exchange them for shares of another Fund, your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a redemption) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price of your Fund shares and the price at which any distributions may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a redemption or exchange will result in a taxable gain or loss.

Other Considerations

If you buy shares of a Fund just before it makes a distribution, you will receive some of the purchase price back in the form of a taxable distribution.

By law, SA Funds must withhold and remit to the U.S. Treasury 28% of distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to you if you are an individual or other non-corporate taxpayer and you have not provided a complete, correct taxpayer identification number to SA Funds, and 28% of those distributions if you are otherwise subject to backup withholding.

MORE ABOUT SA FUNDS

SA Fixed Income Funds

Each SA Fixed Income Fund’s principal investment strategies and risks are summarized on prior pages in the section entitled “SA Fixed Income Funds.”  Below is further information about each Fund’s principal investments and strategies and the associated risks.  Each Fund may also use strategies and invest in securities as described in the Statement of Additional Information.  Each Fund’s objectives may be changed without shareholder approval.

Description of Investments – SA Fixed Income Funds

•      U.S. Government Obligations – Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. Government, including bills, notes and bonds.

•      U.S. Government Agency Obligations – Debt securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

•      Corporate Debt Obligations – Nonconvertible corporate debt securities (e.g., bonds and debentures) that are issued by companies whose commercial paper is rated Prime 1 by Moody’s or at least A1 by S&P, and dollar-denominated obligations of foreign issuers issued in the U.S.  If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s.  If there is neither a commercial paper rating nor a rating of the debt security, then the Sub-Adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

•      Commercial Paper – Rated, at the time of purchase, A1 or better by S&P or Prime 1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated AAA by Moody’s or AAA by S&P.

•      Bank Obligations – Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances.  Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.

•      Supranational Organization Obligations – Debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development.

•      Repurchase Agreements – Instruments through which the Fund purchases securities (“underlying securities”) from a bank, or a registered U.S. Government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate.  The underlying securities will be limited to U.S. Government and agency obligations described above.  The Fund will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.  The Fund will not enter into repurchase agreements with a bank unless the bank has at least $1 billion in assets.

•      Foreign Government and Agency Obligations – Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

•      Foreign Issuer Obligations – Debt securities of foreign issuers rated AA or better by S&P or Aa2 or better by Moody’s.

Description of Investments – SA Global Fixed Income Fund only

•      Eurodollar Obligations – Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

The SA Fixed Income Funds’ investments may include both fixed and floating rate securities.  Floating rate securities bear interest at rates that vary with prevailing market rates.  Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Short-Term Trading.  Each SA Fixed Income Fund may engage in short-term trading, which could produce higher trading costs and taxable distributions.  Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

Securities Lending.  Each SA Fixed Income Fund may seek additional income by lending portfolio securities to institutions.  By reinvesting any cash collateral a Fund receives in these transactions, it could realize additional income.  If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Maturity Risk Premiums.  The Sub-Adviser will manage each SA Fixed Income Fund with a view toward capturing maturity risk premiums.  The term “maturity risk premium” means the anticipated incremental return on investment for holding securities with maturities of longer than one month compared to securities with a maturity of one month.  In implementing this strategy, although the SA Global Fixed Income Fund may primarily invest in foreign obligations, the Fund will invest in U.S. obligations when the Sub-Adviser believes that foreign securities do not offer maturity risk premiums that compare favorably with those offered by U.S. securities.

Derivatives.  Each SA Fixed Income Fund may invest in futures and options, which are forms of derivatives.  The SA Global Fixed Income Fund may invest in forward currency exchange contracts, which are also forms of derivatives.  A derivative is a financial contract the value of which is based on a security, a currency exchange rate or a market index.  Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).  The Funds will not use derivatives for speculative purposes. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.  With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Funds.

The SA Global Fixed Income Fund may, but is not required to, use forward currency exchange contracts to hedge foreign currency risks.  A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.  These contracts are privately negotiated transactions and can have substantial price volatility.  When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.

Each Fund may, but is not required to, use futures contracts and options on futures contracts, but only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.  A futures contract obligates the holder to buy or sell an asset in the future at an agreed-upon price.  When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified price during the option period.  When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.  Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s portfolio securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

SA Equity Funds

The SA Equity Funds’ principal investment strategies and risks are summarized on prior pages in the section entitled “SA Equity Funds.”  Below is further information about each Fund’s principal investments and strategies and their associated risks.  Each Fund may also use strategies and invest in securities as described in the Statement of Additional Information.  Each Fund’s objective may be changed without shareholder approval.

Portfolio Construction

SA U.S. Market Fund.  SA U.S. Market Fund is approximately market capitalization weighted.  A company’s stock may not be purchased if (i) in the Sub-Adviser’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer’s securities are closely held.  Further, the Fund will not acquire securities of real estate investment trusts (except as part of a merger, consolidation or acquisition of assets).

SA U.S. Value Fund.  SA U.S. Value Fund is approximately market capitalization weighted.  On not less than a semi-annual basis, the Sub-Adviser will calculate the book-to-market ratio necessary to determine those companies whose stock may be eligible for investment by the Fund.

SA U.S. Small Company Fund and SA International Small Company Fund.  SA U.S. Small Company Fund and each Underlying Fund in which the DFA Portfolio invests (collectively the “Small Company Funds”) are approximately market capitalization weighted.

The decision to include or exclude the shares of an issuer is made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country, except that with respect to the Continental Series and the Asia Pacific Series, such determination shall be made by reference to other companies located in all countries in which those Underlying Funds invest.  Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that the Continental Series and the Asia Pacific Series each will measure company size in terms of a common currency.  Even though a company’s stock may meet the applicable market capitalization criterion of a particular Small Company Fund, it may not be purchased if (1) in the Sub-Adviser’s judgment, the issuer is in extreme financial difficulty, (2) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (3) a significant portion of the issuer’s securities are closely held or (4) in the case of the U.S. Small Company Fund, the Sub-Adviser determines that the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended).  Further, none of the Small Company Funds will acquire the securities of real estate investment trusts (except as part of a merger, consolidation or acquisition of assets).

If any Small Company Fund must sell securities in order to obtain funds to make redemption payments, that Small Company Fund may repurchase such securities as additional cash becomes available.  In most instances, however, the Sub-Adviser would anticipate selling securities that had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

On a periodic basis, the Sub-Adviser reviews the holdings of each Small Company Fund and determines which, at the time of such review, are no longer considered small companies.  The present policy of the Sub-Adviser with respect to SA International Small Company Fund is to consider portfolio securities for sale when they have appreciated sufficiently to no longer be in the desired market capitalization range for the Fund as determined periodically by the Sub-Adviser; however, the Sub-Adviser is not required to dispose of a security if the security’s issuer is no longer in the desired market capitalization range.  The Sub-Adviser may, from time to time, revise that policy if, in its opinion, such revision is necessary to maintain appropriate market capitalization weighting.

SA International Value Fund.  SA International Value Fund is approximately market capitalization weighted.  The Sub-Adviser may reset the market capitalization floor from time to time to reflect changing market conditions.  The weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or S&P/Citigroup.

SA Emerging Markets Fund.  SA Emerging Markets Fund seeks to provide a broad exposure to securities of larger capitalization emerging market issuers and securities that it considers to be value securities.

Even though a company’s stock may meet the applicable market capitalization and value criterion for the SA Emerging Markets Fund’s criterion for investment, it may not be included for one or more of a number of reasons.  For example, the Sub-Adviser, in its judgment, may consider the issuer to be in extreme financial difficulty, a material portion of the issuer’s securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended).  To this extent, there will be the exercise of discretion and consideration by the Sub-Adviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

The Fund may invest in mutual funds, ETFs and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity.  The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited.    Trust management currently does not expect the Fund to invest in any such funds.

Approved Market Securities.  Approved Market securities are defined as securities that are associated with an Approved Market, and may include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in the Fund’s benchmark index.  Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries.  As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets.  The Sub-Adviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets.  For example, the Sub-Adviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities.

In determining what countries are eligible markets for the SA Emerging Markets Fund, the Sub-Adviser may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation.  Approved emerging markets may not include all such emerging markets.  In determining whether to approve markets for investment, the Sub-Adviser will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund.

SA Real Estate Securities Fund.  SA Real Estate Securities Fund’s investments will include, principally, equity securities of companies in the following sectors of the real estate industry:  certain REITs and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property.  The Fund will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and Nasdaq.

The Sub-Adviser has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment.  It is the intention of the Fund to invest in the securities of eligible companies using a market capitalization weighted approach.

While a company’s stock may meet the applicable criteria described above, the stock may not be purchased by the Fund if, at the time of purchase, in the judgment of the Sub-Adviser, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition that could result in the company no longer being considered principally engaged in the real estate business or if the Sub-Adviser determines, in its judgment, that the purchase of such stock is inappropriate given other conditions.

Periodically, the Sub-Adviser may expand the Fund’s schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this Prospectus.

Portfolio Transactions.

Portfolio investments of the SA Equity Funds, including the Underlying Funds of the DFA Portfolio (in which SA International Small Company Fund invests substantially all of its assets), will generally be made in eligible securities using a market capitalization weighted basis.  Securities in each Fund’s portfolio will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.  Securities in each Fund’s portfolio which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.  Securities in each Fund’s portfolio will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held.  Securities in each Fund’s portfolio, including those eligible for purchase, may be disposed of at any time when, in the Sub-Adviser’s judgment, circumstances, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale.  Generally, securities in each Fund’s portfolio will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the relevant Fund.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by each Fund, as additional cash becomes available to it.  However, each Fund has retained the right to borrow to make redemption payments.  Each Fund is also authorized to make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash (a redemption in-kind), when in the best interests of the Fund.  Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds.  Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.  Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Fund might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record.  However, many of the companies whose securities will be included in each Fund’s portfolio do pay dividends.  It is anticipated, therefore, that each Fund will receive dividend income.

Deviation from Market Capitalization Weighting.

The investment portfolios of the SA Equity Funds, including the Underlying Funds of the DFA Portfolio (in which SA International Small Company Fund invests substantially all of its assets), use a market capitalization weighted approach.  This approach involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Sub-Adviser for a variety of factors.  A Fund may deviate from its market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of such fund.  Additionally, the Sub-Adviser may consider such factors as free float, trading strategies, liquidity management, momentum and other factors determined to be appropriate by the Sub-Adviser given market conditions. The Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criterion if the Sub-Adviser determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (1) those held by strategic investors (such as governments, controlling shareholders and management), (2) treasury shares, or (3) shares subject to foreign ownership restrictions. Deviation also will occur because the Sub-Adviser intends to purchase in round lots only.  Furthermore, the Sub-Adviser may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity.  A portion, but generally not in excess of 20%, of each Fund’s assets may be invested in interest-bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting.  A further deviation may occur due to investments by each Fund in privately placed convertible debentures.  Finally, the tax management strategies undertaken by SA U.S. Value Fund, SA U.S. Small Company Fund and SA International Value Fund may cause deviation from market capitalization weighting.

Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares that, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require.  In addition, securities eligible for purchase by each Fund or otherwise represented in the portfolio of each Fund may be acquired in exchange for the issuance of shares.  While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase by each Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.  On at least a semi-annual basis, the Sub-Adviser will determine those companies eligible for investment by a Fund (other than SA U.S. Market Fund).  Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Sub-Adviser’s then-current market capitalization requirement for eligible portfolio securities.  This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of investment portfolios of SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund and the Underlying Funds of the DFA Portfolio (in which SA International Small Company Fund invests substantially all of its assets) change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country.  The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy.  In addition, to maintain a satisfactory level of diversification, the Investment Committee of the Sub-Adviser may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

Securities Lending.

Each SA Equity Fund may seek to earn additional income by lending portfolio securities to qualified brokers, dealers, banks and other financial institutions.  By reinvesting any cash collateral a Fund receives in these transactions, it could realize additional income.  If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Fixed Income Securities.

Each SA Equity Fund may invest in fixed income securities.  Risks of these securities include:

•      Interest rate risk:  Increases in prevailing interest rates will cause fixed income securities held by a Fund to decline in value.  The magnitude of the decline will be greater for longer-term fixed income securities than for shorter-term fixed income securities.

•      Credit (default) risk:  It is possible that some of the issuers will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund.  Or, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security held by a Fund, leading to greater volatility in the price of the security and in shares of a Fund.  A change in the quality rating of a bond held by a Fund can affect the bond’s liquidity and make it more difficult for the Fund to sell.  If any of these events were to occur, the Fund might suffer a loss.

Cash Management.

Each SA Equity Fund may invest up to 20% of its assets in short-term, high quality, highly-liquid, fixed income obligations such as money market instruments and short-term repurchase agreements pending investment or for liquidity purposes.

Temporary Defensive Positions.

Notwithstanding each SA Equity Fund’s applicable investment objective, in unusual market conditions, for temporary defensive purposes, all or part of each Fund’s assets may be invested in cash and/or money market instruments.  In addition, SA Emerging Markets Fund may, for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies.  To the extent that a Fund adopts a temporary defensive position, the Fund may not achieve its investment objective.

Master-Feeder Structure.

Each SA Equity Fund reserves the right to convert to a “master-feeder” structure at a future date.  Under such a structure, generally one or more feeder funds invest all of their assets in a master fund, which, in turn, invests directly in a portfolio of securities.  A Fund will notify shareholders prior to any such conversion.

Short-Term Trading.

The SA Emerging Markets Fund and the SA Real Estate Securities Fund may each engage in short-term trading, which could produce higher trading costs and taxable distributions.  Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Derivatives.

The SA International Value Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund may invest in futures, options and forward currency exchange contracts, which are forms of derivatives.  A derivative is a financial contract the value of which is based on a security, a currency exchange rate or a market index.  Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).  The Funds will not use derivatives for speculative purposes. The main risk with derivatives is that some types of derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.  With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

The SA Emerging Markets Fund and the SA Real Estate Securities Fund may each, but is not required to, use futures contracts and options on futures contracts, but only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.  A futures contract obligates the holder to buy or sell an asset in the future at an agreed-upon price.  When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified price during the option period.  When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.  Futures contracts and options present the following risks: imperfect correlation between the change in market value of a Fund’s portfolio securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

SA International Small Company Fund

The allocation of the assets of the DFA Portfolio to be invested in the Underlying Funds will be determined by Dimensional on at least a semi-annual basis.  In setting the target allocation, Dimensional will use a market capitalization weighted approach in considering the market capitalizations of all eligible companies in each of the Underlying Funds.  Dimensional expects to change the relative weights ascribed to each Underlying Fund, based on Dimensional’s updated market capitalization calculations, when Dimensional determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred.  To maintain target weights during the period, adjustments may be made by applying future purchases by the DFA Portfolio in proportion necessary to rebalance the investment portfolio of the DFA Portfolio.

Dimensional determines company size on a country- or region-specific basis and based primarily on market capitalization.  Dimensional first ranks eligible companies listed on selected exchanges in the specific country or region by market capitalization.  Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in that country or region.

Underlying Fund-Specific Policies.  The following are the investment policies of each Underlying Fund in which the DFA Portfolio invests.

Japanese Series

The Japanese Series invests in a broad and diverse group of readily marketable stocks of Japanese small companies.  The Japanese Series also may invest in securities of Japanese companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.  As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies.  If the Japanese Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size based primarily on market capitalization.  Dimensional first ranks eligible companies listed on selected exchanges in Japan by market capitalization.  Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan.  As of September 30, 2007, Dimensional considers Japanese small companies to be those companies with a market capitalization below $[                 ] million.  This dollar amount will change due to market conditions.

The Japanese Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  The Japanese Series may invest in ETFs and similarly structured pooled investments that provide exposure to the Japanese equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Japanese Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Japanese Series may enter into futures contracts and options on futures contracts for Japanese equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Japanese Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

United Kingdom Series

The United Kingdom Series invests in a broad and diverse group of readily marketable stocks of United Kingdom small companies.  The United Kingdom Series also may invest in securities of United Kingdom companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.  As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies.  If the United Kingdom Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size based primarily on market capitalization.  Dimensional first ranks eligible companies listed on selected exchanges in the United Kingdom by market capitalization.  Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in United Kingdom.  As of September 30, 2007, Dimensional considers United Kingdom small companies to be those companies with a market capitalization below $[                 ] million.  This dollar amount will change due to market conditions.

The United Kingdom Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  The United Kingdom Series may invest in ETFs and similarly structured pooled investments that provide exposure to the United Kingdom equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The United Kingdom Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The United Kingdom Series may enter into futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the United Kingdom Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Continental Series

The Continental Series invests in a broad and diverse group of readily marketable stocks of small companies organized in certain European countries, whose shares are traded principally in securities markets located in those countries.  As of the date of this Prospectus, the Continental Series is authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland.  The Continental Series also may invest in eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.  As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe.  If the Continental Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size on a country- or region-specific basis and based primarily on market capitalization.  In the countries or regions authorized for investment, Dimensional first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations.  Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Continental Series with respect to each country or region.  As of September 30, 2007, on an aggregate basis for the Continental Series, Dimensional considers small companies to be those companies with a market capitalization below $[                 ] million.  This threshold will vary by country or region.  For example, as of September 30, 2007, Dimensional considers a small company in the European Monetary Union to have a market capitalization below $[                 ] million, a small company in [Denmark] to have a market capitalization below $[                 ] million, and a small company in [Sweden] to have a market capitalization below $[                 ] million.  These dollar amounts will change due to market conditions.

The Continental Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  Dimensional may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country.  The Continental Series may invest in ETFs and similarly structured pooled investments that provide exposure to the continental European equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Continental Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Continental Series may enter into futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Continental Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Asia Pacific Series

The Asia Pacific Series invests in a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Asian Pacific countries, whose shares are traded principally in securities markets located in those countries.  The Asia Pacific Series also may invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.  As a non-fundamental policy, under normal circumstances, the Asia Pacific Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Asian Pacific countries.  If the Asia Pacific Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size on a country-specific basis and based primarily on market capitalization.  In the countries authorized for investment, the Sub-Adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations.  Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Asia Pacific Series with respect to each country authorized for investment.  This threshold will vary by country.  As of September 30, 2007, Dimensional considers Asia Pacific small companies to be those companies with a market capitalization below $[                 ] million in Australia, $[                 ] million in Hong Kong, $[                 ] million in New Zealand and $[                 ] million in Singapore.  These dollar amounts will change due to market conditions.

The Asia Pacific Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  Dimensional may in its discretion either limit further investments in a particular country or divest the Asia Pacific Series of holdings in a particular country.  The Asia Pacific Series may invest in ETFs and similarly structured pooled investments that provide exposure to Asia Pacific equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Asia Pacific Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Asia Pacific Series may enter into futures contracts and options on futures contracts for Asia Pacific equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Asia Pacific Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Canadian Series

The Canadian Series generally will invest in a broad and diverse group of readily marketable stocks of Canadian small companies.  The Canadian Series also may invest in securities of Canadian companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

Dimensional measures company size based primarily on market capitalization.  Dimensional first ranks eligible companies by market capitalization.  Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Canada.  As of September 30, 2007, Dimensional considered Canadian small companies to be those companies with a market capitalization of $[                 ] million or below.  This dollar amount will change due to market conditions.  As a non-fundamental policy, under normal circumstances, the Canadian Series will invest at least 80% of its net assets in securities of Canadian small companies.  If the Canadian Series changes this investment policy, it will notify its shareholders at least 60 days before of the change, and will change its name.

The Canadian Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  The Continental Series may invest in ETFs and similarly structured pooled investments that provide exposure to the continental European equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Continental Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Continental Series may enter into futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Continental Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Fund Structure.  The aggregate amount of expenses for SA International Small Company Fund and the DFA Portfolio may be greater than it would be if the Fund invested directly in the Underlying Funds or the securities held by the Underlying Funds.  However, the total expense ratio for the Fund is expected to be less over time than it would be if the Fund made such direct investments because this arrangement enables various institutional investors, including the Fund, to pool their assets, which may result in economies by spreading certain fixed costs over a larger asset base.  Through the daily calculation of the DFA Portfolio’s NAV, the value of each shareholder’s, including the Fund’s, investment in the DFA Portfolio, will be adjusted to reflect each such shareholder’s proportionate share of the expenses of the DFA Portfolio, which expenses will include the DFA Portfolio’s share of the indirect operating expenses of the Underlying Funds.

The shares of the DFA Portfolio and the Underlying Funds (collectively, “Other Funds”) are offered to institutional investors for the purpose of increasing the assets available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels.  Investment in the Other Funds by other institutional investors offers potential benefits to the Other Funds, and to the SA International Small Company Fund through its investment in the DFA Portfolio.  However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Other Funds.  Also, if an institutional investor were to redeem its interest in the Other Funds, the remaining investors therein could experience higher pro rata operating expenses, thereby producing lower returns, and the Other Funds’ security holdings may become less diverse, resulting in increased risk.

Institutional investors that have a greater pro rata ownership interest in the DFA Portfolio than the Fund does could have effective voting control over the operation of the DFA Portfolio.

Other institutional investors, including other mutual funds, may invest in the Other Funds, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Fund.  For information about the availability of investing in any Other Fund other than through the Fund, please contact DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, California 90401, (310) 395-8005.

A redemption by the Fund of all or part of its investment in the DFA Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund.  Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash when necessary.  In addition, a distribution in kind to the Fund could result in a less diversified portfolio of investments and could affect adversely its liquidity.  Moreover, a distribution in kind, or in cash, by the DFA Portfolio pursuant to a redemption will constitute a taxable exchange for federal income tax purposes, resulting in gain or loss to the Fund to the extent that the redemption distribution is more or less than the Fund’s cost basis in the redeemed shares of the DFA Portfolio.  Any net capital gains so realized will be distributed to the Fund’s shareholders as described in the section entitled “Distributions.”

Financial Highlights

The following financial highlight tables are intended to help shareholders understand each Fund’s, financial performance for the past five (5) years (or, with respect to the SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund, the period of those Funds’ operations).  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information presented in the tables has been audited by [          ], the SA Funds’ independent registered public accounting firm, whose report, along with the SA Funds’ financial statements, is included in the SA Funds’ annual report to shareholders, and is incorporated by reference into the Statement of Additional Information.  You may obtain the annual report without charge by calling (800) 366-7266.

SA U.S. Fixed

Income Fund

	SA Global Fixed Income Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period		$10.33	$10.10	$10.91	$10.21
Income from Investment Operations:
Net investment income		0.19	0.26	0.24	0.31
Net realized and unrealized gain (loss) on investments		(0.23)	0.22	(0.44)	0.72
Total from investment operations		(0.04)	0.48	(0.20)	1.03
Less Distributions:
Dividends from net investment income		(0.38)	(0.25)	(0.27)	(0.26)
Distributions from capital gains		—	—	(0.34)	(0.07)
Return of Capital		(0.00)*	—	—	—
Total distributions		(0.38)	(0.25)	(0.61)	(0.33)
Net asset value, end of period		$9.91	$10.33	$10.10	$10.91
Total Return		(0.38)%	4.81%	(1.88)%	10.19%
Net assets, end of period (000s)		$514,888	$391,394	$279,474	$179,059
Ratio of net expenses to average net assets		1.00%	1.00%	1.00%	0.89%
Ratio of gross expenses to average net assets (1)		1.31%	1.33%	1.34%	1.40%
Ratio of net investment income to average net assets		2.11%	2.65%	2.33%	3.00%
Portfolio turnover rate		90%	75%	83%	85%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been		$0.17	$0.23	$0.20	$0.27

* Amount rounds to less than $(0.005).

(1) Gross expenses before waivers of expenses.

	SA U.S. Market Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period		$10.69	$10.12	$8.54	$8.57
Income from Investment Operations:
Net investment income		0.08	0.09	0.04	0.05
Net realized and unrealized gain (loss) on investments		0.77	0.55	1.59	(0.04)
Total from investment operations		0.85	0.64	1.63	0.01
Less Distributions:
Dividends from net investment income		(0.07)	(0.07)	(0.05)	(0.04)
Total distributions		(0.07)	(0.07)	(0.05)	(0.04)
Net asset value, end of period		$11.47	$10.69	$10.12	$8.54
Total Return		7.95%	6.35%	19.12%	0.17%
Net assets, end of period (000s)		$496,305	$382,245	$289,473	$160,569
Ratio of net expenses to average net assets		1.08%	1.08%	1.08%	0.97%
Ratio of gross expenses to average net assets (1)		1.18%	1.21%	1.24%	1.38%
Ratio of net investment income to average net assets		0.73%	0.89%	0.52%	0.67%
Portfolio turnover rate		0%*	1%	1%	2%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been		$0.07	$0.08	$0.03	$0.02

* Amount rounds to less than 0.5%.

(1) Gross expenses before waivers of expenses.

	SA U.S. Value Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period		$11.99	$10.79	$8.70	$8.75
Income from Investment Operations:
Net investment income		0.07	0.03	0.03	0.03
Net realized and unrealized gain (loss) on investments		1.64	1.31	2.09	(0.06)
Total from investment operations		1.71	1.34	2.12	(0.03)
Less Distributions:
Dividends from net investment income		(0.05)	(0.03)	(0.03)	(0.02)
Distributions from capital gains		(0.38)	(0.11)	—	—
Total distributions		(0.43)	(0.14)	(0.03)	(0.02)
Net asset value, end of period		$13.27	$11.99	$10.79	$8.70
Total Return		14.52%	12.50%	24.46%	(0.27)%
Net assets, end of period (000s)		$295,222	$222,113	$164,555	$88,552
Ratio of net expenses to average net assets		1.13%	1.13%	1.13%	1.08%
Ratio of gross expenses to average net assets (1)		1.42%	1.45%	1.51%	1.75%
Ratio of net investment income to average net assets		0.57%	0.30%	0.35%	0.47%
Portfolio turnover rate		12%	5%	9%	7%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been		$0.03	$(0.00)*	$(0.00)*	$(0.02)

* Amounts round to less than ($0.01).

(1) Gross expenses before waivers of expenses.

	SA U.S. Small Company Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period		$17.54	$16.24	$12.15	$12.24
Income from Investment Operations:
Net investment loss		(0.07)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments		2.46	1.36	4.14	(0.06)
Total from investment operations		2.39	1.30	4.09	(0.09)
Less Distributions:
Distributions from capital gains		(1.10)	—	—	—
Total distributions		(1.10)	—	—	—
Net asset value, end of period		$18.83	$17.54	$16.24	$12.15
Total Return		13.92%	8.00%	33.66%	(0.74)%
Net assets, end of period (000s)		$247,218	$188,637	$143,032	$76,150
Ratio of net expenses to average net assets		1.28%	1.28%	1.28%	1.26%
Ratio of gross expenses to average net assets (1)		1.60%	1.68%	1.74%	2.11%
Ratio of net investment loss to average net assets		(0.43)%	(0.41)%	(0.44)%	(0.38)%
Portfolio turnover rate		13%	9%	6%	7%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been		$(0.13)	$(0.12)	$(0.11)	$(0.11)

(1) Gross expenses before waivers of expenses.

	SA International Small Company Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003
Net Asset Value, Beginning of Period		$16.38		$14.11		$9.85		$9.16
Income from Investment Operations:
Net investment income		0.14		0.12		0.16		0.04
Net realized and unrealized gain on investments		4.13		2.35		4.18		0.70
Total from investment operations		4.27		2.47		4.34		0.74
Less Distributions:
Dividends from net investment income		(0.22)		(0.17)		(0.08)		(0.05)
Distributions from capital gains		(0.44)		(0.03)		—		—
Total distributions		(0.66)		(0.20)		(0.08)		(0.05)
Net asset value, end of period		$19.99		$16.38		$14.11		$9.85
Total Return		26.36%		17.58%		44.21%		8.16%
Net assets, end of period (000s)		$205,373		$141,642		$101,889		$54,466
Ratio of net expenses to average net assets†		1.26%		1.28%		1.28%		1.28%
Ratio of gross expenses to average net assets (1) †		1.26	%(4)	1.28	%(3)	1.31	%(2)	1.62%
Ratio of net investment income to average net assets		0.75%		0.85%		1.35%		0.47%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, (“DFA Portfolio”) (5) (unaudited) †		0.56%		0.65%		0.70%		0.71%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, (“DFA Portfolio”) (6) †		0.64%		0.69%		0.71%		0.71%
Portfolio turnover rate		N/A		N/A		N/A		N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been		$0.14		$0.12		$0.16		$0.01

(1) Gross expenses before waivers of expenses.

(2) Gross expenses include effect of $3,766 expense recapture by manager, an increase of 0.005% on an annualized basis.

(3) Gross expenses include effect of $58,893 expense recapture by manager, an increase of 0.05% on an annualized basis.

(4) Gross expenses include effect of $90,225 expense recapture by manager, an increase of 0.04% on an annualized basis.

(5) DFA Portfolio expense ratios are as of May 31, 2007, 2006, 2005, 2004, and 2003, respectively, and are unaudited.

(6) DFA Portfolio expense ratios are for the fiscal years ended November 30, 2006, 2005, 2004, 2003, and 2002, respectively.

N/A Refer to the financial statements of the DFA Portfolio included in the Funds’ Annual Report.

† The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund.  The financial statements for the DFA International Small Company Portfolio are included in the Funds’ Annual Report.

	SA International Value Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003
Net Asset Value, Beginning of Period		$12.89	$11.18		$8.19		$8.54
Income from Investment Operations:
Net investment income		0.23	0.16		0.08		0.07
Net realized and unrealized gain (loss) on investments		3.48	1.63		3.00		(0.38)
Total from investment operations		3.71	1.79		3.08		(0.31)
Less Distributions:
Dividends from net investment income		(0.20)	(0.08)		(0.09)		(0.04)
Distributions from capital gains		(0.39)	—		—		—
Total distributions		(0.59)	(0.08)		(0.09)		(0.04)
Net asset value, end of period		$16.01	$12.89		$11.18		$8.19
Total Return		29.29%	16.06%		37.76%		(3.51)%
Net assets, end of period (000s)		$586,222	$400,437		$285,902		$154,892
Ratio of net expenses to average net assets		1.35%	1.38%		1.53%		1.47%
Ratio of gross expenses to average net assets(1)		1.53%	1.56	%(3)	1.71	%(2)	1.71%
Ratio of net investment income to average net assets		1.69%	1.50%		0.94%		1.18%
Portfolio turnover rate		23%	11%		12%		13%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been		$0.20	$0.14		$0.07		$0.07

(1) Gross expenses before waivers of expenses.

(2) Gross expenses include effect of $265,139 of expense recapture by manager, an increase of 0.12% on an annualized basis.

(3) Gross expenses include effect of $34,978 of expense recapture by manager, an increase of 0.01% on an annualized basis.

SA Emerging

Markets Fund

SA Real Estate

Securities Fund

[This Page Intentionally Left Blank]

For More Information

More information about SA Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

Statement of Additional Information (SAI)

The SAI provides more details about the SA Funds, their policies and the SA Funds’ Trustees.  A current SAI is on file with the U.S. Securities and Exchange Commission (SEC) and is incorporated by reference in, and therefore is legally a part of this Prospectus.

Additional information about the SA Funds’ investments is available in the SA Funds’ Annual and Semi-Annual Reports to shareholders.  In the SA Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the SA Funds’ performance during their last fiscal year.

To make inquires to the SA Funds by telephone or by mail or to obtain copies of the SAI, Annual and Semi-Annual Reports or other information without charge:

By telephone

Call 1-800-366-7266

By mail

Write to:	SA Funds – Investment Trust
c/o LWI Financial Inc.
3055 Olin Avenue
Suite 2000
San Jose, California 95128

On the Internet

Text-only versions of SA Funds’ documents can be viewed online or downloaded from the SEC’s website at: http://www.sec.gov.

You can also obtain copies of SA Funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102.  You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

You may also find more information about the SA Funds on the Internet at http://www.LoringWard.com.  You may obtain copies of the SA Funds’ SAI, Annual and Semi-Annual Reports at http://www.loringward.com/advservices/safunds.asp.

PRIVACY POLICY

SA Funds are committed to protecting your privacy and the confidentiality of your personal information.

This Privacy Policy explains SA Funds’ collection, use, retention and security of your personal information.

How SA Funds Gather Information

SA Funds collect your personal information in the process of establishing and administering your accounts.

1. Application information. When you open an account with SA Funds, you provide information on your account application. This information may include your name, address, phone number, email address, taxpayer identification number, and information about your investment experience, objectives and current investments.

2. Transaction information. Any time you initiate a transaction in an SA Funds account, the SA Funds collect information about that transaction. The SA Funds also keep information about your accounts, such as transaction history, current balances and current investments. These records also may include the application information listed above.

3. Mailing lists. In an effort to reach potential clients, the SA Funds sometimes collect and use information from outside mailing lists.

How SA Funds Use and Share Information

The SA Funds share your personal information only with those parties who assist in establishing and administering your account. The SA Funds do not sell your personal information to anyone, and they make every effort to maintain confidentiality.

1. Use of information. The SA Funds use your personal information to establish and administer your accounts and to fulfill regulatory obligations.

2. Sharing information for the purpose of providing services. The SA Funds disclose your personal information to those parties who assist in processing your transactions or otherwise providing service to your accounts.

3. Sharing information for legal purposes. In certain circumstances, the SA Funds may share personal information as required or permitted by law. They may do so, for example, to cooperate with regulators or law enforcement authorities, to resolve consumer disputes or for institutional risk control.

This Privacy Policy is not part of the Prospectus.

How SA Funds Protect Information

Even when the SA Funds share your personal information, they remain committed to maintaining your privacy. The SA Funds take steps to protect confidentiality of personal information whenever possible.

1. Contractual protections. The SA Funds and/or the Adviser have contracts with all of their employees and unaffiliated companies with whom they share personal information, prohibiting them from using such personal information for any purpose other than that for which it is disclosed, and further prohibiting them from disclosing it to any other parties.

2. Sharing with affiliates. The SA Funds do not share personal information with affiliates unless it is necessary to service your accounts or otherwise permitted by law.

3. Physical and procedural safeguards. The SA Funds maintain physical, electronic and procedural safeguards to protect the confidentiality of your personal information. They also restrict employee access to your personal information to those employees who need to know that information in the course of their job responsibilities.

Other Information

The SA Funds make every effort to keep your personal information accurate and complete. If you believe that they have outdated or otherwise inaccurate personal information about you, please contact SA Funds at (800) 366-7266 at your earliest convenience so that they may update their records.

SA Funds reserve the right to change this Privacy Policy and any of the policies and procedures listed herein at any time. However, if at any time in the future it becomes necessary to disclose personal information in a way that is inconsistent with this Privacy Policy, they will give you advance notice of the proposed change and an opportunity to opt out of such disclosure. If you end your relationship with SA Funds, they will adhere to the information policies and procedures in this Privacy Policy for as long as they retain your personal information.

This Privacy Policy applies to SA Funds. Other companies and any third parties who provide you with financial services may have policies that differ from this one. You should contact those companies directly for more information.

The examples and illustrations contained in this Privacy Policy are illustrations and are not intended to be exclusive.

If you have any questions or concerns regarding this Privacy Policy, please call SA Funds at (800) 366-7266.

In this Privacy Policy, the words “you” and “shareholder” are used to indicate any individual who obtains or has obtained a financial product or service from SA Funds that is to be used primarily for personal, family or household purposes. The words “personal information” are used to indicate any nonpublic information that identifies you or your accounts.

This Privacy Policy is not part of the Prospectus

SA FUNDS – Investment Trust
SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Small Company Fund
SA International Value Fund
SA Emerging Markets Fund
SA Real Estate Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

October     , 2007

This Statement of Additional Information (“SAI”) provides supplementary information pertaining to each of the no-load mutual funds listed above (the “Funds”).  SA Funds - Investment Trust (the “Trust”) currently consists of nine Funds.  This SAI is not a prospectus and should be read only in conjunction with the Trust’s Prospectus dated October     , 2007.  The financial statements and financial highlights for the fiscal year ended June 30, 2007, including the independent registered public accounting firm’s report thereon, are included in the Trust’s Annual Report and are incorporated herein by reference.  A copy of the Prospectus or Annual Report may be obtained by calling (800) 366-7266.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds.  The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

HISTORY AND GENERAL INFORMATION

The Trust, a Delaware statutory trust, was organized on June 16, 1998.

The Trust is an open-end, management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund.  The Trust currently consists of the following nine Funds, each of which is a diversified mutual fund:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Small Company Fund

SA International Value Fund

SA Emerging Markets Fund

SA Real Estate Securities Fund

The SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund commenced operations on April 2, 2007.  Accordingly, information that is required to be disclosed in this SAI prior to that date is indicated as “N/A” (not applicable) for those Funds.

The investment adviser of each Fund is LWI Financial Inc. (the “Adviser”).  Dimensional Fund Advisors LP, a Delaware limited partnership, serves as sub-adviser for each Fund.

Loring Ward Securities Inc. (the “Distributor”) is the distributor of shares of the Funds.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The following section supplements the information contained in the Prospectus concerning the investments and investment techniques of the Funds.  Each Fund’s investment objective is a non-fundamental policy and may be changed without the approval of the Fund’s shareholders.  There can be no assurance that a Fund will achieve its objective.

Borrowing.  Each Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  This borrowing may be unsecured.  The 1940 Act requires the Funds to maintain continuous asset coverage of at least 300% of the amount borrowed.  If the 300% asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.  A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  Each Fund may, in connection with permissible borrowings, transfer as collateral securities it owns.  Currently, none of the Funds intends to borrow money.

Convertible Debentures.  Each investment company series in which the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”) invests (“Underlying Fund”), the SA International Value Fund, and the SA Emerging Markets Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies.  Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock.  These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible

1

debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock.  To obtain such a higher yield, a Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock.  Common stock acquired by a Fund upon conversion of a convertible debenture will generally be held for so long as the Sub-Adviser anticipates that such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objective and policies.  The SA International Value Fund and the SA Emerging Markets Fund do not limit their investment in convertible debentures to any certain rating category.  Investing in convertible debentures is not a principal investment strategy of the SA International Value Fund or the SA Emerging Markets Fund.

Depositary Receipts.  Each Fund (other than the SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund) may purchase American Depositary Receipts (ADRs), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The SA International Value Fund and the SA Emerging Markets Fund may also purchase International Depositary Receipts (IDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other types of depositary receipts or multi-listed securities.  ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations.   IDRs, EDRs, GDRs and NVDRs are similar to ADRs except that they are primarily traded in non-U.S. markets, and NVDRs are typically non-voting.  Depositary Receipts are generally subject to the same risks as the foreign securities they evidence or into which they may be converted.

Exchange Traded Funds.  SA Emerging Markets Fund may invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company with a principal investment strategy to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed, and traded similar to a publicly traded company.  The risks and costs of investing in ETFs are comparable to investing in a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Foreign Currency Transactions.  A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts in connection with the management of the foreign currency exposure of its portfolio.  When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Sub-Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter a Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The

2

projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies.  However, the Sub-Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contracts for any other purpose consistent with its investment objective and program.  No Fund will enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s).  In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Of course, no Fund is required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. It also should be noted that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange at a future date.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, however, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Federal tax treatment of forward foreign exchange contracts is discussed in the section entitled “Taxation of Other Fund Investments – Hedging Transactions.”

Foreign Securities. As stated in the Prospectus, certain Funds may invest in foreign securities.  Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies.  Foreign markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile

3

than securities of comparable U.S. companies.  In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

The Sub-Adviser endeavors to buy and sell foreign currencies on as favorable a basis as practicable; however, price spreads on currency exchange will be incurred each time currencies are sold or bought including when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries.  Also, some countries may adopt policies that would withhold portions of interest and dividends at the source or prevent a Fund from transferring cash out of the country.  There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon.  The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.  Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund.  The exchange rate between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.  These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Futures Contracts and Options on Futures Contracts. The Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.  Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  A Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts.  Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements that are higher than the exchange requirements.  After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, changes in the contract value could reduce the required margin, resulting in a repayment of excess margin to a Fund.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  The Funds expect to earn income on their margin deposits.  Pursuant to published positions of the U.S. Securities and Exchange Commission (“SEC”), the Funds may be required to identify liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in an account maintained with the Funds’ custodian in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Therefore, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin deposits.  In such circumstances, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  Management intends to

4

minimize the possibility that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

A Fund may purchase and sell options on the same types of futures in which it may invest.

Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the option writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, a Fund may write or purchase call and put options on stock indices.  Such options would be used in a manner similar to the use of options on futures contracts.

Special Risks of Transactions in Options on Futures Contracts.  The risks described above for futures contracts are substantially similar to the risks of using options on futures.  In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market.  Reasons for the absence of a liquid secondary market on an exchange include the following:  (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.  There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Additional Futures and Options Contracts.  Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so.  Such futures and options trading may involve risks that differ from those involved in the futures and options described above.

Illiquid Securities.  Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid.  Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).  If, after the time of acquisition, events cause this limit to be exceeded with respect to a Fund, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

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A Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”).  A Fund may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”).  Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity.  Rule 144A securities generally must be sold only to other qualified institutional buyers.  If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities.  The Sub-Adviser will determine the liquidity of such investments by the relevant Fund(s) pursuant to guidelines established by the Board of Trustees.  It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that the interest of qualified institutional buyers in purchasing these securities declines for a period.

Investment Company Securities.  Each Fund may invest in securities issued by other investment companies.  As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations.  Each Fund (other than SA International Small Company Fund) currently intends to limit its investments in securities issued by other investment companies (excluding money market funds) so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Lending of Portfolio Securities.  To enhance the return on its portfolio, each Fund may lend up to 33 1/3% of its total assets to securities firms and financial institutions.  Each loan will be secured continuously by collateral in the form of cash or U.S. government securities.  Depending on the type of securities loaned, the Fund will receive initial collateral valued at 102%, 102.5% or 105% of the market value of the loaned securities.  The value of the collateral will be monitored on a daily basis, and the borrower of the securities will be required to maintain the market value of the collateral at not less than a percentage (in the range of 100% to 105%, depending on the type of securities loaned) of the market value of the loan.  The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities.  The Fund retains a portion of the interest received on the investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will not generally pay certain administrative and custodial fees in connection with each loan.

Each Fund has a right to recall a loan at any time.  The Fund does not have the right to vote securities while they are on loan, but the Sub-Adviser may, in its discretion, recall a loan in anticipation of important votes.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially.  In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

The Board of Trustees has appointed a securities lending agent for the Funds’ securities lending activity.  The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy.  The Funds will only enter into loan arrangements with borrowers on this list.

Money Market Instruments.  Each Fund may invest from time to time in “money market instruments,” a term that includes, among other instruments, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

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Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Sub-Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

The Funds may also purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Funds invest in variable amount master notes only when the Sub-Adviser deems the investment to involve minimal credit risk.

Non-Domestic Bank Obligations.  The SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund may each invest in Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.  Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk.  Eurodollar and Yankee dollar obligations may also be subject to certain sovereign risks, including the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; changes in the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Real Estate Investments.  The SA Real Estate Securities Fund may invest in securities issued by real estate companies.  Investments in these securities are subject to the risks associated with the direct ownership of real estate.  These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.  In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

Real estate-related instruments include securities of real estate investment trusts (“REITs”), commercial and residential mortgage-backed securities, and real estate financings.  Those instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the issuer’s management skill and creditworthiness.  Real estate-related instruments also may be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are dependent on management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit

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income tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act.

REITs are subject to management fees and other expenses.  Therefore, investments in REITs will cause the SA Real Estate Securities Fund to indirectly bear its proportionate share of the costs of the REITs’ operations.  At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

Repurchase Agreements.  Each Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”).  The Sub-Adviser will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price.  Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.  Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements.  Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”).  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price.  A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement.  While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid high-grade securities earmarked on the books of the Fund or the Fund’s custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Supranational Bank Obligations.  The SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund may invest in the obligations of supranational banks.  Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank).  Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

U.S. Government Obligations.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities.  Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury.  Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of Sallie Mae, are supported only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Variable and Floating Rate Instruments.  The SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund may each invest in variable and floating rate instruments.  Debt instruments may also be structured to have variable or floating interest rates.  Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice.  This demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof.  These instruments may include variable amount master demand notes that permit the

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indebtedness to vary in addition to providing for periodic adjustments in the interest rates.  The Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand.  Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods that the Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by the Fund, absent a reliable trading market, will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days.

Warrants and Rights.  Warrants and rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Warrants and rights involve the risk that a Fund could lose the purchase value of such instruments if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants or rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions).  Each Fund may purchase securities on a when-issued or delayed delivery basis.  When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later).  These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will earmark cash or liquid portfolio securities equal to the amount of the commitment.  Normally, the Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark additional assets in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it earmarks portfolio securities to cover such purchase commitments than when it earmarks cash.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases, the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings.  The yields on certain debt obligations, including, without limitation, the money market instruments in which the Funds may invest, are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.

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The ratings of Standard & Poor’s Rating Services, Moody’s Investors Service, Inc., Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations (“NRSROs”) represent their respective opinions as to the quality of the obligations they undertake to rate.  Ratings, however, are general and are not absolute standards of quality.  Consequently, obligations with the same rating, maturity and interest rate may have different market prices.  Except as otherwise provided in the Prospectus and this SAI, the Funds will only invest in fixed income securities rated at least “investment grade” at the time of purchase by a NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality.

TAX MANAGEMENT STRATEGIES OF THE SA U.S. VALUE FUND, SA U.S. SMALL COMPANY FUND AND SA INTERNATIONAL VALUE FUND

The Sub-Adviser may attempt to minimize the impact of federal income tax on the shareholders of the SA U.S. Value Fund, SA U.S. Small Company Fund and SA International Value Fund by managing these Funds’ portfolios in a manner that may defer the realization of net capital gains and minimize ordinary income where possible.

When selling the securities of a particular issuer on behalf of each of these Funds, the Sub-Adviser typically will select the highest cost basis shares of the issuer to minimize the realization of capital gains.  In certain cases, the highest cost basis shares may produce a short-term capital gain.  Because net short-term capital gains are taxed at higher rates than net long-term capital gains for individual taxpayers, the highest cost basis shares with a long-term holding period for tax purposes (more than one year) may be disposed of instead.  The Sub-Adviser also will seek, when possible, not to dispose of a security on behalf of a Fund until the long-term holding period has been satisfied.  Additionally, the Sub-Adviser may, when consistent with all other tax management policies for a particular Fund, sell securities to realize capital losses.  Realized capital losses can be used to offset realized capital gains, thus reducing capital gain distributions.  However, realization of capital gains is not entirely within the Sub-Adviser’s control.  Capital gain distributions may vary considerably from year to year; there will be no capital gain distributions for years when a Fund realizes net capital losses.

The timing of purchases and sales of securities may be managed to minimize dividends to the extent possible.  A Fund may not be eligible to flow through “qualified dividend income” to its individual shareholders or the dividends-received deduction to its corporate shareholders with respect to certain dividends it receives if, because of timing activities, the requisite holding period is not met.  See “Taxes – Taxation of Fund Distributions.”  Except with respect to the SA U.S. Value Fund, portfolio holdings may be managed to minimize high dividend-yielding securities and to emphasize low dividend-yielding securities.

These Funds are expected to deviate from their market capitalization weightings to a greater extent than the other Funds.  For example, the Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and the Sub-Adviser may sell the stock of a company that meets applicable market capitalization criteria to realize a capital loss.  Additionally, while these Funds are managed so that securities will generally be held for longer than one year, they may dispose of any securities whenever the Sub-Adviser determines that such disposition would be consistent with its tax management strategies.

Although the Sub-Adviser may manage each of these Funds to minimize the realization of capital gains and taxable dividend distributions during a particular year, the Funds may nonetheless distribute taxable gains and taxable investment income to shareholders from time to time.  Furthermore, shareholders will be required to pay taxes on capital gains realized, if any, upon redemption of shares of a Fund.

INVESTMENT LIMITATIONS

Fundamental Limitations.  Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.  As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

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1.             No Fund may invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); except that (a) SA U.S. Fixed Income Fund shall invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies in the circumstances described in the Prospectus under “Principal Investment Strategies;” and (b) SA Real Estate Securities Fund shall invest more than 25% of its total assets in securities of companies in the real estate industry.

2.             No Fund may with respect to 75% of the Fund’s assets, invest more than 5% of the Fund’s assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

3.             No Fund may borrow money or issue senior securities (as defined in the 1940 Act), except that a Fund may borrow amounts not exceeding 33 1/3% of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and additionally for temporary or emergency purposes in amounts not exceeding 5% of its total assets.

4.             No Fund may pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

5.             No Fund may make loans of securities to other persons in excess of 33 1/3% of a Fund’s total assets, provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly-distributed debt obligations.

6.             No Fund may underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.             No Fund (except the SA Real Estate Securities Fund) may purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

8.             No Fund may purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures.

9.             No Fund may invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund’s Prospectus.

Non-Fundamental Limitations.  Additional investment limitations adopted by each Fund, which may be changed by the Board of Trustees, provide that a Fund may not:

1.             Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily sold or disposed of within the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

2.             Make investments for the purpose of exercising control or management; or

3.             Invest in other investment companies except as permitted under the 1940 Act.

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An additional non-fundamental policy of SA U.S. Fixed Income Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in U.S. issued fixed income securities.

An additional non-fundamental policy of SA Global Fixed Income Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in fixed income securities.

An additional non-fundamental policy of each of SA U.S. Market Fund and SA U.S. Value Fund, which may be changed by the Board of Trustees, provides that each Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in securities traded on a principal U.S. exchange or on the over-the-counter market in the U.S. (“U.S. securities”).

An additional non-fundamental policy of SA U.S. Small Company Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in the securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. (“U.S. small cap securities”).

An additional non-fundamental policy of SA Emerging Markets Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in emerging markets investments that are defined in the Prospectus as Approved Market securities.

An additional non-fundamental policy of SA Real Estate Securities Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in the securities of companies in the real estate industry.

None of the above fundamental or non-fundamental limitations is intended to prevent any Fund from investing all or substantially all of its investable assets in the shares of another registered, open-end investment company in a master-feeder relationship in accordance with the terms and conditions of the 1940 Act and the rules thereunder.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

POLICIES ON DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser and the Trust’s Board of Trustees have adopted Policies on Disclosure of Portfolio Holdings (“Disclosure Policies”), which are designed to protect the confidentiality of the Funds’ non-public portfolio holdings information and prevent inappropriate disclosure of such holdings.  The Disclosure Policies are also designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to the Funds’ shareholders without compromising the integrity or performance of the Funds.  The Board of Trustees exercises oversight of disclosure of the Funds’ portfolio securities by reviewing and

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approving the Disclosure Policies and, on a case-by-case basis, imposing additional restrictions on the dissemination of portfolio information beyond the restrictions imposed in the Disclosure Policies.

Individuals Empowered to Authorize Disclosure

The following officers of the Funds may authorize the disclosure of non-public information concerning the portfolio holdings of the Funds as further provided below:  President, Vice President, Treasurer, Secretary, and Chief Compliance Officer (together, “Executive Officers”).

General Rule

No information concerning the portfolio holdings of the Funds may be disclosed to any third party except as provided below.

Exceptions

Disclosure to Service Providers

The Trust or the Adviser may disclose any and all portfolio information to the Funds’ services providers who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality imposed by law and/or contract.  Such service providers may include, without limitation, the Funds’ Sub-Adviser, custodian, fund accountants, sub-administrator, independent public accountants, attorneys, and each of their respective affiliates and advisors.

Publicly Available Information

The Adviser may publicly disclose all month-end portfolio holdings of all Funds monthly after a 30-day delay.  For example, the December 31st portfolio holdings may be publicly disclosed on January 30th.  Any period of delay that ends on a weekend or other non-business day may be extended to the next following business day (but may not be accelerated to an earlier day).

The Trust provides portfolio holdings to Morningstar, Lipper and the Trust’s financial representatives (through a password-protected web site).  These arrangements to provide information to these companies and financial representatives are in accordance with the minimum 30-day delay.  The Trust, the Adviser, and the Adviser’s affiliates do not receive any compensation for providing this information.

Analytical Information

The Adviser may distribute the following information concerning each Fund’s month-end portfolio prior to the 30 day delay period for disclosure of portfolio holdings; provided that (a) at least 15 calendar days have elapsed since the month-end to which the information relates and (b) the information has been made publicly available via the Adviser’s website or otherwise (but not earlier than the 15 calendar day restriction).

•      Top Ten Holdings.  Top ten holdings and the total percentage of the Fund such aggregate holdings represent.

•      Sector Holdings.  Sector information and the total percentage of the Fund held in each sector.

•      Other Portfolio Characteristic Data.  Any other analytical data that does not identify any specific portfolio holding.  Examples of permitted data include total net assets, number of holdings, market capitalization, P/E ratio, R2 and beta.

Press Interviews, Broker Discussions, etc.

Officers or employees of the Adviser or the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information previously has been publicly disclosed in accordance with the Disclosure Policies.

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Confidentiality Agreement

The Disclosure Policies do not permit the non-public disclosure of portfolio holdings to individuals or entities that may request information regarding the Funds’ portfolio holdings earlier than the information becomes publicly available.  However, the Trust’s Board of Trustees or the Trust’s Executive Officers may, on a case-by-case basis, determine to permit such non-public disclosure of portfolio holdings where necessary to the Trust’s operation or useful to the Funds’ shareholders without compromising the integrity or performance of the Funds, so long as the party has signed a written Confidentially Agreement, which includes a prohibition to trade on the basis of such information.  For purposes of the Disclosure Policies, any Confidentiality Agreement must be in form and substance acceptable to the Trust’s Chief Compliance Officer.  Currently, no parties have been granted any exceptions to the Disclosure Policies.  Consequently, no parties have signed any written Confidentially Agreements.

Additional Restrictions

The Trust’s Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.

Waivers of Restrictions

The Disclosure Policies may not be waived, or exceptions made, without the prior consent of the Trust’s Chief Compliance Officer.  All waivers and exceptions will be disclosed to the Trust’s Board of Trustees no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.  For example, the Adviser, the Funds, or any of their affiliates or service providers may file any report required by applicable law, respond to requests from regulators, and comply with any subpoena that appears valid on its face.

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MANAGEMENT OF THE TRUST

The management of the Trust is supervised by the Board of Trustees.  Subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust, their respective ages and their principal occupations during the past five years are listed below. The Trust’s Board of Trustees (“Board”) governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance.   All of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).  The Trustees are independent of the Trust’s Adviser, Sub-Adviser and Distributor; that is, they have no financial interest in the Adviser, Sub-Adviser or Distributor.

Name, Address and Age	Position(s) Held with Trust and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held

Trustees: Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Trustee and Chairman (since April 1999)	Self-Employed Management Consultant (financial and technological systems) (since 1992; Chief Financial Officer, Bioexpertise, Inc. (since 2003); Chief Financial Officer, PharmaGenius, Inc. (since 2004); Member, NASD Board of Arbitrators (since 1996).	9	Director / Officer, Friends of the California Air & Space Center (aviation museum) (since 1999).

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 59	Trustee (since April 1999)	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, Masters’ Select Funds (5 portfolios) (since February 2005).

Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 61	Trustee (since July 2000)	Senior Vice President, Lee Hecht Harrison (career consulting company)(2) (since 2002); Senior Management Consultant, Lee Hecht Harrison (1999 to 2002); Instructor in Advanced Corporate Finance, U. C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999).	9	Chairman and Director, John Muir Health Foundation (charitable foundation) (since 1999).

15

Officers: Robert Herrmann LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 45	President and Chief Executive Officer (since April 2006)

Chief Executive Officer of Loring Ward International Ltd. and LWI Financial Inc., (since April 2006); Managing Director of the Business Development Group, Wachovia Securities, LLC (2003 to 2005); Senior Vice President and Director of Wealth Management, Prudential Securities Inc. (2002 to 2003); and Senior Manager, Merrill, Lynch, Pierce, Fenner & Smith Incorporated (1987 to 2002).

			N/A	None

Gerard Melia Loring Ward Group, Inc. 61 Broadway Suite 2220 New York, NY 10006 Age: 42	Chief Financial and Accounting Officer and Treasurer (since March 2006)

Chief Financial Officer of Loring Ward International Ltd. and LWI Financial Inc., (since March 2006); Director, Americas Chief Financial Officer, Credit Suisse Asset Management (2004 to 2006); Director, Global Financial Controller, Credit Suisse Asset Management (2002 to 2004); Director of Finance, Credit Suisse Financial Services Division (2001 to 2002).

			N/A	None

Steven K. McGinnis LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Vice President (since June 2006), Chief Legal Officer (since June 2005) and Chief Compliance Officer (since February 2005)

Corporate Secretary, Loring Ward International Ltd (since July 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since July 2007); Vice President, LWI Financial Inc. (since January 2005); Litigation and Compliance Consultant / Expert Witness (May 2003 - December 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (May 1999 - May 2003).

			N/A	None

Marcy Gonzales LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 35	Secretary (since June 2006)	Fund Administrator, LWI Financial Inc. (since 2005); Manager, Advisor Services Initiatives, LWI Financial Inc. (2004); Senior Regulatory Analyst, LWI Financial Inc. (2001 – 2004).	N/A	None

(1)                Each Trustee and officer shall serve for the lifetime of the Trust or until he or she dies, resigns, or is removed.

(2)                Lee Hecht Harrison occasionally provides employment consulting services to LWI Financial Inc. or its affiliates in areas unrelated to Mr. Schimbor’s responsibilities at Lee Hecht Harrison.

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The Board has a standing Audit Committee consisting of all of the Independent Trustees.  The principal functions of the Trust’s Audit Committee are to select the Trust’s independent auditors, evaluate their independence, and review with the auditors the scope and anticipated costs of their audit.  The Audit Committee oversees the audit process and fulfills responsibilities relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust.  The Audit Committee operates pursuant to a written Audit Committee Charter and meets periodically as necessary.  The Trust’s Audit Committee met three times during the fiscal year ended June 30, 2007.

On September 6, 2005, the Trust’s Board established a Governance and Nominating Committee and approved a Governance and Nominating Committee Charter.  The Governance and Nominating Committee consists of all of the Independent Trustees.  The principal functions of the Trust’s Governance and Nominating Committee are to:  annually evaluate the performance of the Board and its various committees; periodically review the composition, responsibilities and functions of the Board and each Board committee; recommend the selection and nomination of candidates for Independent Trustees, whether proposed to be appointed by the Board or to be elected by shareholders; nominate candidates for Chairman of the Board and for the various committees for selection by the Board; and review at least every two years the compensation paid to Independent Trustees.  The Governance and Nominating Committee does not consider nominees recommended by the Trust’s shareholders.  The Trust’s Governance and Nominating Committee met one time during the fiscal year ended June 30, 2007.

COMPENSATION TABLE

For their services as Trustees, the Trustees receive a $32,000 annual retainer fee, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  The Chairman of the Board receives an additional $3,000 per year in compensation from the Trust.  Any Trustees who are “interested persons” of the Trust (of which there currently are none) and the executive officers of the Trust received no compensation from the Trust for their respective services as trustees and officers during the fiscal year ended June 30, 2007. The following table summarizes the compensation paid by the Trust to its Trustees for the fiscal year ended June 30, 2007.

Name of Trustee	Aggregate Compensation from the Trust			Pension or Retirement Benefits
Bryan W. Brown	$	[35,000	]	None
Harold M. Shefrin	$	[32,000	]	None
Mark A. Schimbor	$	[32,000	]	None

As of September 30, 2007, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

TRUSTEE OWNERSHIP OF FUND SHARES

The tables below show the dollar range of shares of each Fund as well as the dollar range of shares of all of the Funds in the Trust beneficially owned by each Trustee as of October 1, 2007.

Dollar Range of Equity Securities in the Respective Funds

Name of Trustee	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund

Bryan W. Brown		[$10,001 - $50,000]	[$10,001 - $50,000]	[$10,001 - $50,000]	[$10,001 - $50,000]
Harold M. Shefrin		[$1 - $10,000]	[$10,001 - $50,000]	[$1 - $10,000]	[$1 - $10,000]
Mark A. Schimbor		[None]	[None]	[None]	[None]

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Name of Trustee	SA International Small Company Fund	SA International Value Fund	SA Emerging Markets Fund	SA Real Estate Securities Fund

Bryan W. Brown	[$10,001 - $50,000]	[$10,001 - $50,000]
Harold M. Shefrin	[$1 - $10,000]	[$10,001 - $50,000]
Mark A. Schimbor	[None]	[None]

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Trust and Fund Complex Overseen by the Trustees

Bryan W. Brown	[Over $100,000]
Harold M. Shefrin	[$50,001 - $100,000]
Mark A. Schimbor	[None]

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prohibit affiliated persons of the Trust, the Adviser, the Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).  There can be no assurance that the codes of ethics will be effective in preventing such activities.  Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Trust has adopted proxy voting policies and procedures that delegate to the Sub-Adviser the authority to vote proxies for the Funds, subject to the oversight of the Trustees.  The Sub-Adviser votes proxies in accordance with its Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”).

The Investment Committee at the Sub-Adviser is generally responsible for overseeing the Sub-Adviser’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Sub-Adviser and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Sub-Adviser to vote proxies on behalf of the Funds, including all authorized traders of the Sub-Adviser.

The Sub-Adviser votes (or refrains from voting) proxies in a manner consistent with the best interests of the Funds as understood by the Sub-Adviser at the time of the vote. Generally, the Sub-Adviser analyzes proxy statements on behalf of the Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Sub-Adviser receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Sub-Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Sub-Adviser during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a material conflict of interest arises between the interests of the Funds, and the interests of the Sub-Adviser or its affiliates. If the Corporate Governance Committee member has actual knowledge of a material conflict of interest and recommends a vote contrary to the Voting Guidelines, the Sub-Adviser, prior to voting, will fully disclose the conflict to the Board of Trustees of the Trust, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

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The Sub-Adviser will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making.  However, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Sub-Adviser reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Sub-Adviser believes that the best interests of a Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Sub-Adviser will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Sub-Adviser believes would be in the best interests of the Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Sub-Adviser may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Fund.

The Sub-Adviser votes (or refrains from voting) proxies in a manner that the Sub-Adviser determines is in the best interests of a Fund and which seeks to maximize the value of that fund’s investments. In some cases, the Sub-Adviser may determine that it is in the best interests of a Fund to refrain from exercising proxy voting rights. The Sub-Adviser may determine that voting is not in the best interest of a Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Sub-Adviser, exceed the expected benefits of voting. In cases where the Sub-Adviser does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Sub-Adviser) prior to the proxy-voting deadline, the Sub-Adviser may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Sub-Adviser does not vote proxies of non-U.S. companies if the Sub-Adviser determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Fund associated with voting. The Sub-Adviser determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Sub-Adviser periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Sub-Adviser’s decision of whether or not to vote.

The Sub-Adviser has retained Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Funds and provide reports concerning the proxies voted. Although the Sub-Adviser may consider the recommendations of ISS on proxy issues, the Sub-Adviser remains ultimately responsible for all proxy voting decisions.

Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at (800) 366-7266 and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 1, 2007, the following persons were record owners of 5% or more of the outstanding shares of a Fund:

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FUND	NAME AND ADDRESS	PERCENTAGE OF OWNERSHIP

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund	[Charles Schwab & Co., Inc.] Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

SA U.S. Market Fund	[Charles Schwab & Co., Inc.] Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

SA U.S. Value Fund	[Charles Schwab & Co., Inc.] Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

SA U.S. Small Company Fund	[Charles Schwab & Co., Inc.] Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

SA International Small Company Fund	[Charles Schwab & Co., Inc.] Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

SA International Value Fund	[Charles Schwab & Co., Inc.] Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151

SA Emerging Markets Fund

SA Real Estate Securities Fund

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INVESTMENT ADVISORY AND OTHER SERVICES

The Trust has no employees.  To conduct its day-to-day activities, the Trust has hired a number of service providers.  Each service provider has a specific function on behalf of the Trust, as described below.

INVESTMENT ADVISER AND SUB-ADVISER

The Trust, on behalf of each Fund, has entered into an Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Adviser.  The Adviser is a wholly-owned, indirect subsidiary of Loring Ward International Ltd., which is a Canadian publicly held financial services company located in New York.

With respect to the SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund, the Agreement will continue in force for two years from its effective date and thereafter, and with respect to the other Funds, the Agreement will continue in effect provided that its continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees.  The Agreement is terminable with respect to a Fund by vote of the Board of Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to the Adviser.  The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days’ written notice to the Trust, as applicable.  In the event of the assignment (as defined in the 1940 Act) of the Agreement, the provisions with respect to advisory services terminate automatically.

For the advisory services provided, the table below indicates the annual fee rate the Adviser is entitled to receive from each Fund computed daily and payable monthly as a percentage of the average daily net assets of each Fund.

Fund	Annual Fee Rate (as a percentage of average daily net assets)
SA U.S. Fixed Income Fund	0.30%
SA Global Fixed Income Fund	0.65%
SA U.S. Market Fund	0.65%
SA U.S. Value Fund	0.65%
SA U.S. Small Company Fund	0.65%
SA International Small Company Fund	0.65%
SA International Value Fund	0.65%
SA Emerging Markets Fund	0.65%
SA Real Estate Securities Fund	0.65%

For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

In addition to the fees for advisory and administrative services, the Trust pays the Adviser the fees of the Sub-Adviser. The Adviser in turn pays these fees to the Sub-Adviser.

With respect to the SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund and the SA International Value Fund, the Adviser has contractually agreed, to waive the fees payable to it under the Agreement and/or to reimburse the operating expenses allocated to a Fund to the extent the Fund’s operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below.  Such waiver and/or reimbursement is calculated after taking into account any fees or expenses that have been voluntarily waived.  This agreement will remain in effect until July 15, 2009, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

21

With respect to the SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund, the Adviser has contractually agreed, to waive the fees payable to it under the Agreement and/or to reimburse the operating expenses allocated to a Fund to the extent the Fund’s operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below.  Such waiver and/or reimbursement is calculated after taking into account any fees or expenses that have been voluntarily waived.  This agreement will remain in effect until February 28, 2017, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund	Expense Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Small Company Fund	1.10%
SA International Value Fund	1.45%
SA Emerging Markets Fund	1.45%
SA Real Estate Securities Fund	1.00%

Under the Agreement, the Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year.

The Adviser and the Trust have entered into a sub-advisory agreement, as amended (the “Sub-Advisory Agreement”), with the Sub-Adviser.  Under the terms of the Sub-Advisory Agreement, the Sub-Adviser provides sub-advisory services to each Fund.  Subject to supervision of the Adviser, the Sub-Adviser is responsible for the management of its portion of the respective portfolio, including decisions regarding purchases and sales of portfolio securities by the Funds.  The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

Dimensional Holdings Inc. (“Dimensional Holdings”) is the general partner of Dimensional, and directly and indirectly, owns all of the partnership interest of Dimensional.  David G. Booth and Rex A. Sinquefield, directors and/or officers of Dimensional Holdings and shareholders of approximately 51% of Dimensional Holding’s outstanding stock, may be deemed controlling persons of Dimensional.

For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), Dimensional is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as set forth below.  Because Dimensional receives administration fees from the DFA Portfolio in which SA International Small Company Fund invests and investment advisory fees from the DFA Portfolio’s Underlying Funds, Dimensional has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund.  In addition, Dimensional will not receive any sub-advisory fee for its sub-advisory services to SA U.S. Market Fund with respect to the Fund’s assets invested in the U.S. Micro Cap Portfolio. For its management and administration services, Dimensional receives an administration fee from the U.S. Micro Cap Portfolio and an investment advisory fee from the U.S. Micro Cap Series, in which substantially all of the assets of the U.S. Micro Cap Portfolio invests in a master-feeder structure.

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Fund	Annual Fee Rate (as a percentage of average daily net assets)
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Fund	0.50%
SA Real Estate Securities Fund	0.15%

If not sooner terminated, the Sub-Advisory Agreement with respect to the SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund will continue in force for two years from its effective date and thereafter, and with respect to the other Funds, will continue in effect for successive one year periods provided that each continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on approval, and (b) the vote of a majority of the Board of Trustees.  The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to the Sub-Adviser.  The Sub-Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days’ written notice to the Trust or the Adviser, as applicable.  The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The gross advisory and sub-advisory fees for the Funds and the advisory and sub-advisory fees waived / reimbursed for the last three fiscal years are set forth below.

	Fiscal Year Ended June 30, 2005		Fiscal Year Ended June 30, 2006		Fiscal Year Ended June 30, 2007
Funds of the Trust	Gross Advisory/ Sub- Advisory Fees	Advisory/ Sub- Advisory Fees Waived/ Reimbursed	Gross Advisory/ Sub- Advisory Fees	Advisory/ Sub- Advisory Fees Waived/ Reimbursed	Gross Advisory/ Sub- Advisory Fees	Advisory/ Sub- Advisory Fees Waived/ Reimbursed
SA U.S. Fixed Income Fund	N/A	N/A	N/A	N/A
SA Global Fixed Income Fund	$2,748,969	$1,075,274	$3,748,349	$1,397,414
SA U.S. Market Fund	$2,314,101	$418,395	$3,116,247	$429,170
SA U.S. Value Fund	$1,748,854	$615,708	$2,382,439	$745,415
SA U.S. Small Company Fund	$1,642,412	$641,217	$2,305,266	$709,488
SA International Small Company Fund	$794,929	$0	$1,165,966	$0
SA International Value Fund	$3,556,350	$599,393	$5,232,270	$911,956
SA Emerging Markets Fund	N/A	N/A	N/A	N/A
SA Real Estate Securities Fund	N/A	N/A	N/A	N/A

The fees paid to the Adviser, in its capacity as administrator, for the last three fiscal years are set forth in the table below.

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Funds	Fiscal Year Ended June 30, 2005	Fiscal Year Ended June 30, 2006	Fiscal Year Ended June 30, 2007
SA U.S. Fixed Income Fund	N/A	N/A
SA Global Fixed Income Fund	$327,258	$446,232
SA U.S. Market Fund	$330,586	$445,178
SA U.S. Value Fund	$190,093	$258,961
SA U.S. Small Company Fund	$159,457	$223,812
SA International Small Company Fund	$122,297	$179,379
SA International Value Fund	$345,277	$507,987
SA Emerging Markets Fund	N/A	N/A
SA Real Estate Securities Fund	N/A	N/A

The Adviser and the Trust have received exemptive relief from the SEC that permits the Adviser to enter into investment advisory agreements with sub-advisers without obtaining shareholder approval.  The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects sub-advisers for the Funds and supervises and monitors the performance of each sub-adviser.  The exemptive relief also permits the Adviser, subject to approval by the Board, to replace sub-advisers or amend investment advisory agreements without shareholder approval when the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.

The following individuals are affiliated persons of the Trust and of the Adviser: Robert Herrmann, Gerard Melia, Steven K. McGinnis, and Marcy Gonzales.  The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

The Adviser may, from time to time, pay certain third parties an administrative and service fee for certain shareholder services provided by those third parties in connection with educating and assisting certain clients who purchase shares of the Funds.  The Adviser will make such payments out of its own resources and without additional cost to the Funds or their shareholders.

DISTRIBUTOR

Loring Ward Securities Inc. (the “Distributor”) and the Trust have entered into a “best efforts” distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis.  The Distributor’s principal office is located at 3055 Olin Avenue, Suite 2000, San Jose, California 95128.  The Distributor is an affiliate of the Adviser.  The Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Robert Herrmann, Gerard Melia, Steven K. McGinnis, and Marcy Gonzales are affiliated persons of the Trust and of the Distributor.

SHAREHOLDER SERVICING AGENT

Under a Shareholder Servicing Agreement with the Trust, the Adviser acts as a Shareholder Servicing Agent and performs various services for the Funds, including establishing a toll-free telephone number for shareholders of each Fund to use to obtain up-to-date account information; making available to shareholders quarterly and other reports with respect to the performance of each Fund; and providing shareholders with such information regarding the operations and affairs of each Fund, and their investment in its shares, as the shareholders or the Board of Trustees may reasonably request.  For these services, the Adviser is paid a service fee that is calculated daily and paid monthly at the annual rate of 0.25% of the average daily net assets of each Fund.  The reports and other information mentioned above are available to shareholders and may be obtained by calling (800) 366-7266.

The fees accrued to the Shareholder Servicing Agent for the last three fiscal years are set forth in the table below.

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Funds of the Trust	Fiscal Year Ended June 30, 2005	Fiscal Year Ended June 30, 2006	Fiscal Year Ended June 30, 2007
SA U.S. Fixed Income Fund	N/A	N/A
SA Global Fixed Income Fund	$818,146	$1,115,580
SA U.S. Market Fund	$826,465	$1,112,946
SA U.S. Value Fund	$475,232	$647,402
SA U.S. Small Company Fund	$398,644	$559,531
SA International Small Company Fund	$305,742	$448,448
SA International Value Fund	$863,192	$1,269,969
SA Emerging Markets Fund	N/A	N/A
SA Real Estate Securities Fund	N/A	N/A

SUB-ADMINISTRATOR

State Street Bank and Trust Company (“State Street”), whose principal business address is 2 Avenue de Lafayette, Boston, Massachusetts, 02206-5049, serves as sub-administrator for the Trust, pursuant to a sub-administration agreement, as amended (the “Sub-Administration Agreement”), with the Adviser and the Trust.

Under the Sub-Administration Agreement, State Street has agreed to oversee the computation of each Fund’s net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC.  For providing these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:  0.02% on the first $1.5 billion of net assets and 0.0175% on net assets over $1.5 billion.  There is a minimum annual charge of $68,700 per Fund.

The fees paid by the Trust to the sub-administrator for the last three fiscal years are set forth in the table below.

Funds of the Trust	Fiscal Year Ended June 30, 2005	Fiscal Year Ended June 30, 2006	Fiscal Year Ended June 30, 2007
SA U.S. Fixed Income Fund	N/A	N/A
SA Global Fixed Income Fund	$122,973	$141,092
SA U.S. Market Fund	$125,545	$140,883
SA U.S. Value Fund	$76,859	$82,768
SA U.S. Small Company Fund	$66,380	$72,217
SA International Value Fund	$131,356	$159,026
SA International Small Company Fund	$45,054	$60,260
SA Emerging Markets Fund	N/A	N/A
SA Real Estate Securities Fund	N/A	N/A

CUSTODIAN

State Street is the custodian of each Fund’s assets pursuant to a custodian agreement (the “Custody Contract”) with the Trust.  State Street is also the custodian with respect to the custody of foreign securities held by the Funds.  Under the Custody Contract, State Street (i) holds and transfers portfolio

25

securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund’s securities and (iv) makes periodic reports to the Board of Trustees concerning the Funds’ operations.

TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street serves as the transfer and dividend-disbursing agent for the Funds.

COUNSEL

The law firm of Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                      ], [                       ] [                              ], serves as the independent registered public accounting firm for the Trust, providing audit and accounting services including:  examination of each Fund’s annual financial statements, assistance and consultation with respect to the preparation of filings with the SEC, and review of income tax returns.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Funds including running buy and sell programs based on the parameters established by the Investment Committee.  The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the category of Funds indicated.

Domestic equity funds (includes SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund and SA Real Estate Securities Fund)	Robert T. Deere

International equity funds (includes SA International Value Fund, SA International Small Company Fund and SA Emerging Markets Fund)	Karen E. Umland

Fixed income funds (includes SA U.S. Fixed Income Fund and SA Global Fixed Income Fund)	David A. Plecha

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Funds as of June 30, 2007 is set forth in the chart below.

Robert T. Deere

Portfolio	Dollar Range of Portfolio Shares Owned
SA U.S. Fixed Income Fund	None

SA Global Fixed Income Fund	None

SA U.S. Market Fund	None

SA U.S. Value Fund	None

SA U.S. Small Company Fund	None

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SA International Small Company Fund	None

SA International Value Fund	None

SA Emerging Markets Fund	None

SA Real Estate Securities Fund	None

Karen E. Umland

Portfolio	Dollar Range of Portfolio Shares Owned
SA U.S. Fixed Income Fund	None

SA Global Fixed Income Fund	None

SA U.S. Market Fund	None

SA U.S. Value Fund	None

SA U.S. Small Company Fund	None

SA International Small Company Fund	None

SA International Value Fund	None

SA Emerging Markets Fund	None

SA Real Estate Securities Fund	None

David A. Plecha

Portfolio	Dollar Range of Portfolio Shares Owned
SA U.S. Fixed Income Fund	None

SA Global Fixed Income Fund	None

SA U.S. Market Fund	None

SA U.S. Value Fund	None

SA U.S. Small Company Fund	None

SA International Small Company Fund	None

SA International Value Fund	None

SA Emerging Markets Fund	None

SA Real Estate Securities Fund	None

27

Description of Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined by Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Funds or other accounts that the portfolio managers manage or on the value of assets held in the Funds’ portfolios.  Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation, as it deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:

Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

Semi-Annual Bonus. Each portfolio manager may receive a bonus that is based on the factors described above. The bonus is paid two times per year.

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegees.  Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Funds, each portfolio manager manages (1) other U.S. registered investment companies advised or sub-advised by Dimensional, (2) other pooled investment vehicles that are not U.S. registered mutual funds and (3) other accounts managed for organizations and individuals.  The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of June 30, 2007

Robert T. Deere

24 U.S. registered mutual funds with approximately $56,465 million in total assets under management.

8 unregistered pooled investment vehicles with approximately $10,406 million in total assets under management. Out of these unregistered pooled investment vehicles, one investor in an unregistered pooled investment vehicle with total assets of approximately $323 million pays a performance-based advisory fee.

46 other accounts with approximately $4,258 million in total assets under management.

Karen E. Umland

29 U.S. registered mutual funds with approximately $47,647 million in total assets under management.

4 unregistered pooled investment vehicles with approximately $786 million in total assets under management.

11 other accounts with approximately $3,542 million in total assets under management.

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David A. Plecha

15 U.S. registered mutual funds with $13,706 million in total assets under management.

8 unregistered pooled investment vehicles with approximately $2,090 million in total assets under management.

7 other accounts with approximately $222 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Fund and other accounts.  Other accounts include registered mutual funds (other than the Funds in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”).  An Account may have similar investment objectives to a Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Fund. Actual or apparent conflicts of interest include:

Time Management. The management of multiple Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or Accounts.  Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

Investment Opportunities. It is possible that at times identical securities will be held by more than one Fund and/or Account.  However, positions in the same security may vary and the length of time that any Fund or Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or Account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and Accounts.  To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple Funds and Accounts.

Broker Selection. With respect to securities transactions for the Funds, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the Account.

Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a portfolio that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the portfolio in which the portfolio manager or his/her relatives invest preferentially as compared to other Funds or Accounts for which they have portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

29

BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Subject to the general supervision of the Board, the Sub-Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Funds.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

Over-the-counter issues, including corporate debt and government securities, are normally traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  With respect to over-the-counter transactions, the Sub-Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.  The cost of foreign and domestic securities purchased from and sold to dealers includes a dealer’s mark-up or markdown.

The Sub-Adviser will place portfolio transactions with a view to receiving the best price and execution.

Transactions may be placed with brokers who provide the Sub-Adviser with investment research, such as reports concerning individual issuers, industries and general economic and financial trends, and other research services.  The Sub-Advisory Agreement permits the Sub-Adviser to cause the Funds to pay a broker or dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker or dealer for effecting the same transaction, provided that the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Adviser to the Funds.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the sub-advisory fees payable to the Sub-Adviser.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Sub-Adviser exercises investment discretion.  Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Investment decisions for each Fund and for other investment accounts managed by the Sub-Adviser are made independently of each other in light of differing conditions.  However, the same investment decision may be made for two or more of such accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account.  While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.  To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Portfolio securities will not be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.  A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser, Sub-Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust’s Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.

The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the periods ended:

Fund	June 30, 2005	June 30, 2006	June 30, 2007

SA U.S. Fixed Income Fund	N/A	N/A	$0

SA Global Fixed Income Fund	$0	$0	$0

SA U.S. Market Fund	$86,904	$80,332

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SA U.S. Value Fund	$57,114	$76,695

SA U.S. Small Company Fund	$119,280	$201,048

SA International Small Company Fund	$0	$0

SA International Value Fund	$81,504	$182,144

SA Emerging Markets Fund	N/A	N/A

SA Real Estate Securities Fund	N/A	N/A

The substantial increases or decreases in the amount of brokerage commissions paid by certain Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by those Funds.

The Trust is required to identify the amount of transactions and related commissions for any brokerage transaction directed to a broker for research services during the last fiscal year.  As of June 30, 2007, the Trust had $[                                ] in such transactions with $[                                ] in related commissions.

The Trust is required to identify the securities of its or its parent companies’ regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) held by the Funds as of the close of their most recent fiscal year and state the value of such holdings.  As of June 30, 2007, the Trust held securities of the following regular brokers or dealers:

Brokerage	Security	[Fund] (USD Val)	[Fund] (USD Val)	[Fund] (USD Val)	[Fund] (USD Val)

[BNY Brokerage]	[Bank of New York Co.]

[Jefferies & Co]	[Jefferies Group Inc.]

[Lehman Brothers]	[Lehman Brothers Holdings]

[Knight Securities]	[Knight Capital Group]

[Interstate Group (Morgan Keegan)]	[Regions Financial Corp.]

[Thomas Weisel Partners LLC]	[Thomas Weisel Partners Group]

[Deutsche Bank AG]	[Deutsche Bank AG]

INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust.  Under the Trust’s Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares.  The Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption.  Currently, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in nine separate series, each of which is a Fund.

In the event of a liquidation or dissolution of the Trust, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Funds, of any general assets not belonging to any particular Fund that are available for distribution.  Shareholders of a Fund are entitled to participate in the

31

net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees.  Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law.  At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees.  Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees.  Meetings of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION INFORMATION

Purchases and redemptions are discussed in the Funds’ Prospectus, and such information is incorporated herein by reference.

The Funds will be open on days that the New York Stock Exchange (“NYSE”) is open and will generally be closed on days the NYSE is closed.  As of the date of this SAI, the NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Purchase and redemption requests will not be processed on days the Funds are closed.

Retirement Plans.  Shares of any of the Funds may be purchased in connection with various types of tax-deferred retirement plans, including individual retirement accounts (“IRAs”), Roth IRAs, 401(k) plans, deferred compensation plans for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs (SEP-IRAs).  An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.  An annual custodial fee is also charged on IRAs.  This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder’s account.

In-Kind Purchases.  Payment for shares may, in the discretion of the Sub-Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment please contact the Adviser.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund.  The Fund must also receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

Redemption In-Kind.  Redemption proceeds are normally paid in cash; however, each Fund reserves the right to pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash.  Redemption in-kind will be made in conformity with applicable rules of the SEC taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determines to be fair and equitable.  The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class’ net asset value during any 90-day period.  If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash.

32

Other Redemption Information.  The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

The Funds may involuntarily redeem an investor’s shares if the net asset value of such shares is less than $10,000, provided that involuntary redemptions will not result from fluctuations in the value of an investor’s shares.  A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 60 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $10,000 or more.  A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

TAXES

The following section summarizes certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.  This discussion is based upon provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, as of the date of this SAI, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences thereof arising under the laws of any state, locality, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

Each Fund (which is treated as a separate corporation for federal tax purposes) intends to qualify or to continue to qualify to be taxed as a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”).  As such, a Fund will not be subject to federal income tax on its net investment income and realized net capital gains that it distributes to its shareholders, provided that it distributes at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deductions for dividends paid), if any, for the taxable year (“Distribution Requirement”) and satisfies certain other requirements of the Code that are described below.  Distributions of investment company taxable income made during a taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement for that year.

In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in stock, securities, or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”).

In addition, at the close of each quarter of its taxable year, (1) at least 50% of the value of a Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers limited, in respect of any one issuer, to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer (equity securities of QPTPs being considered voting securities for these purposes), and (2) no more than 25% of the value of a Fund’s total assets may be invested in (a) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers that Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) the securities of one or more QPTPs (“Diversification Requirements”). A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial

33

equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of dividends, interest, and other qualifying income for a RIC.

If, for any taxable year, any Fund did not qualify for treatment as a RIC, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders.  In that event, all distributions, including distributions of net capital gain (as defined below) would be taxable as ordinary income (except that, for individual shareholders, the part thereof that is “qualified dividend income,” see below, would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%) and would be eligible for the dividends-received deduction in the case of corporate shareholders, to the extent of the Fund’s current and accumulated earnings and profits.

Although each Fund expects to qualify or continue to qualify for treatment as a RIC and thereby be relieved of all or substantially all federal income tax, a Fund may be subject to the tax laws of states or localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax (“Excise Tax”).  To prevent imposition of the Excise Tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years.  Each Fund intends to make its distributions in accordance with this calendar year distribution requirement.

TAXATION OF FUND DISTRIBUTIONS

Each Fund may designate distributions of investment income it derives from dividends of most U.S. corporations (excluding, in general, most dividends from REITs) and some foreign corporations as “qualified dividend income,” provided that certain holding period and other requirements are met by the Fund.  Fund dividends designated as qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain (a maximum of 15%), provided the shareholder meets the same holding period and other requirements with respect to the shares on which the Fund dividends were paid.

In the case of corporate shareholders, Fund distributions for any taxable year generally will qualify for the dividends-received deduction to the extent of the amount of dividends the Fund received from domestic corporations for the year and if certain holding period requirements are met.

Distributions of interest income a Fund earns from investments in debt securities and any short-term capital gain will be taxable to its shareholders as ordinary income and will not be eligible for the 15% maximum rate applicable to qualified dividend income or the dividends-received deduction available to corporations.

Each Fund intends to distribute to its shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year.  Such a distribution is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, subject to a maximum federal income tax rate of 15%, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.  Capital gain distributions are not eligible for the dividends-received deduction.

A distribution will be treated as paid (and received by shareholders) on December 31 if it is declared by a Fund in October, November, or December with a record date in such a month and paid by the Fund during the following January.

Shareholders will be advised annually on Forms 1099 as to the federal income tax character of distributions the Funds made.  After calendar year-end, however, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in the SA Real Estate Securities Fund’s

34

also having to re-categorize some of the distributions it has made to its shareholders.  Those changes would be reflected in that Fund’s Forms 1099.  Although those forms generally will be distributed in January of each year, that Fund may, in one or more years, request from the Internal Revenue Service an extension of time to distribute those forms until mid- or late-February to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to its shareholders on a single form (rather than having to send them amended forms).

Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “interestrelated dividends” and “short-term capital gain dividends,” if properly designated by a Fund, will be exempt from that tax. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (“qualified interest income” less allocable deductions), which generally consists of certain original issue discount (“OID”), interest on obligations “in registered form,” and interest on deposits. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

TAXATION OF DISPOSITION OF SHARES

On a redemption or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally, depending on the shareholder’s holding period for the shares.  Any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of distributions) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.  In such a case, the basis in the shares acquired will be adjusted to reflect the disallowed loss.  Any loss a shareholder realizes on the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain with respect to those shares.

TAXATION OF FOREIGN INVESTMENTS

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (“foreign taxes”) that would reduce the yield and/or total return on its investments.  Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

In the cases of the SA Global Fixed Income Fund, SA International Value Fund, SA Emerging Markets Fund and SA International Small Company Fund (each an “International Fund”), if more than 50% of the value of its total assets (in the last Fund’s case, indirectly through its share of the DFA Portfolio’s indirect investments in the Underlying Funds’ assets) at the close of any taxable year consists of stock or securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it directly or indirectly (through the DFA Portfolio and the Underlying Funds) pays.  Pursuant to the election, an International Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the International Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income.  If an International Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes and foreign-source income it directly or indirectly paid and earned, respectively.

35

Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.  A shareholder will not be entitled to credit or deduct its allocable portions of foreign taxes an International Fund directly or indirectly paid if the shareholder has not held Fund shares for at least 16 days during the 30-day period beginning 15 days before the ex-distribution date for those shares.  The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless International Fund dividends paid to it are effectively connected with a U.S. trade or business.

An International Fund may invest in shares of passive foreign investment companies (“PFICs”) either directly, in the case of the SA International Small Company Fund, or indirectly (through the DFA Portfolio and the Underlying Funds.  In general, a foreign corporation is a PFIC if at least one-half of its assets produce or are held for the production of passive income or 75% or more of its gross income for the taxable year is passive.  Under certain circumstances, an International Fund will be subject to federal income tax on a portion of any “excess distribution” it receives, directly or indirectly, on the stock of a PFIC or of any gain on its direct or indirect disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ “qualified dividend income” described above.

If an International Fund (which term for purposes of this and the following paragraph and the first sentence of the paragraph after that, includes the DFA Portfolio an Underlying Fund where applicable) elects to treat a PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain – which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax – even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

An International Fund also may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year.  Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder’s adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election.  The adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that an International Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after an International Fund acquires shares therein. While each International Fund generally will (and expects that the DFA Portfolio and the Underlying Funds generally will) seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays

36

the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

TAXATION OF REAL ESTATE INVESTMENTS

The SA Real Estate Securities Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP.  A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.”  The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, the U.S. Treasury Department and the Internal Revenue Service have issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the Internal Revenue Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate.  Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “second shareholders that are ‘after’ its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that for taxable years beginning after December 31, 2006, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  The SA Real Estate Securities Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

TAXATION OF OTHER FUND INVESTMENTS

Certain Financial Instruments.  Special rules govern the federal income tax treatment of financial instruments in which some Funds may invest.  These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement.

Original Issue Discount.  The Funds may purchase debt securities with OID, which represents the difference between the original issue price of the debt instrument and its stated redemption price at maturity.  OID is required to be accrued on a daily basis and is considered interest income for federal income tax purposes.  Therefore, it is subject to the Distribution Requirement for a Fund, even if the Fund receives no corresponding payment on the security during the year.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

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Market Discount.  Some Funds may purchase debt securities at a discount in excess of the OID or at a discount to the stated redemption price at maturity (for debt securities without OID).  This discount is called “market discount.”  Market discount is permitted to be recorded daily or at the time of disposition of the debt security.  If market discount is to be recognized at time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

Hedging Transactions.  The premium a Fund receives for selling a put or call option is not included in income at the time of receipt.  If the option expires, the premium is short-term capital gain to the Fund.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized on the sale of that security, and any resulting gain or loss will be a capital gain or loss and will be long-term or short-term depending on the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss and will be long-term or short-term, depending on the holding period of the option.  If the option expires, the resulting loss is a capital loss and will be long-term or short-term, depending on the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis in the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 123413(c)), foreign currency contracts with respect to which a Code section 988(a)(1)(B) election is made, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund may invest may be “section 1256 contracts.” Section 1256 contracts a Fund holds at the end of each taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) are “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized.  Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative portion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

Generally, hedging transactions, if any, a Fund undertakes may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) a Fund realizes.  In addition, losses a Fund realizes on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Hedging transactions may increase the amount of short-term capital gain realized by the Funds that is taxed as ordinary income when distributed to shareholders.  If a Fund makes one or more elections available under the Code, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains, or defer the recognition of losses, from the affected straddle positions.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear.

Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to Fund shareholders, and that will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The Diversification Requirements may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

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Constructive Sales.  If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

MISCELLANEOUS

Distributions by the Funds and dispositions of Fund shares may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment thereof summarized above.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons also should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of a Fund.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, possibly with retroactive effect.

FINANCIAL STATEMENTS

Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.  The Trust’s June 30, 2007 financial statements and the report thereon of [                           ] from the Trust’s June 30, 2007 annual report (as filed with the SEC on September        , 2007 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder) are incorporated herein by reference.

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PART C: OTHER INFORMATION

ITEM 23.        EXHIBITS

(a)	Amended and Restated Agreement and Declaration of Trust(6)
(b)	Amended and Restated By-Laws(7)
(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of Registrant. See Article II, “Meetings of Shareholders,” and Article VII, “Records and Reports” of Registrant’s Amended and Restated By-Laws.

(d)	(i)	Amended and Restated Investment Advisory and Administrative Services Agreement with LWI Financial Inc.(8)
	(i) (a)	Amended Appendix A and Appendix B to Amended and Restated Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (11)
	(ii)	Fee Waiver Letter Agreement between LWI Financial Inc. and SA Funds – Investment Trust (11)
	(iii)	Amended and Restated Investment Sub-Advisory Agreement with Dimensional Fund Advisors, Inc.(8)
	(iii) (a)	Amendment No. 1 to the Amended and Restated Investment Sub-Advisory Agreement with Dimensional Fund Advisors Inc.(11)
(e)	(i)	Amended and Restated Distribution Agreement with Loring Ward Securities Inc.(8)
	(i) (a)	Amended Annex I to Amended and Restated Distribution Agreement with Loring Ward Securities Inc.(11)
(f)		Not Applicable.
(g)	(i)	Custodian Contract with State Street Bank and Trust Company (1)
	(i) (a)	Amendment to Custodian Contract with State Street Bank and Trust Company (3)
	(i) (b)	Letter agreement amending the Custodian Contract with State Street Bank and Trust Company (11)
(h)	(i)	Second Amended and Restated Sub-Administration Agreement with State Street Bank and Trust Company (11)
	(ii)	Transfer Agency and Service Agreement with State Street Bank and Trust Company(2)
	(ii) (a)	Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company (11)
	(iii)	Delegation Agreement with State Street Bank and Trust Company (5)
	(iii) (a)	Revised Exhibit A to Delegation Amendment with State Street Bank and Trust Company (6)
	(iv)	Amended and Restated Shareholder Servicing Agreement with Assante Asset Management Inc. (n/k/a LWI Financial Inc.)(4)
	(iv) (a)	Amended Schedule A to Amended and Restated Shareholder Servicing Agreement (11)
	(v)	Master Feeder Participation Agreement with DFA Investment Dimensions Group Inc.(3)
(i)		Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP (12)
(j)	(i)	Powers of Attorney dated September 6, 2005(8)
	(ii)	DFA Investment Dimensions Group Inc. Power of Attorney dated March 30, 2007(11)
	(iii)	Consent of [ ] with respect to SA Funds - Investment Trust (12)

	(iv)	Consent of PricewaterhouseCoopers LLP with respect to International Small Company Portfolio and U.S. Micro Cap Portfolio (constituting portfolios with DFA Investment Dimensions Group Inc.) (12)
(k)		Not Applicable.
(l)		Initial Capital Agreement(1)
(m)		Not Applicable.
(n)		Not Applicable.
(o)		Not Applicable.
(p)	(i)	Code of Ethics for SA Funds – Investment Trust, LWI Financial Inc. and Loring Ward Securities Inc. (9)
(ii)

Code of Ethics of DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc., Dimensional Investment Group Inc., Dimensional Fund Advisors Inc., Dimensional Fund Advisors Ltd., DFA Australia Limited and Dimensional Fund Advisors Canada Inc.(10)

(1) Incorporated herein by reference from Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (File Nos. 333-70423, 811-09195) as filed with the Securities and Exchange Commission on July 15, 1999.

(2) Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the Securities and Exchange Commission on July 25, 2000.

(3) Incorporated herein by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the Securities and Exchange Commission on August 29, 2001.

(4) Incorporated herein by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the Securities and Exchange Commission on October 26, 2001.

(5) Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registration Statement as filed with the Securities and Exchange Commission on October 23, 2002.

(6) Incorporated herein by reference from Post-Effective Amendment No. 12 to the Registration Statement as filed with the Securities and Exchange Commission on October 21, 2003.

(7) Incorporated herein by reference from Post-Effective Amendment No. 13 to the Registration Statement as filed with the Securities and Exchange Commission on October 22, 2004.

(8) Incorporated herein by reference from Post-Effective Amendment No. 15 to the Registration Statement as filed with the Securities and Exchange Commission on October 28, 2005.

(9) Incorporated herein by reference from Post-Effective Amendment No. 16 to the Registration Statement as filed with the Securities and Exchange Commission on October 26, 2006.

(10) Incorporated herein by reference from Post-Effective Amendment No. 17 to the Registration Statement as filed with the Securities and Exchange Commission on December 15, 2006.

(11) Filed herewith.

(12) To be filed by Amendment.

ITEM 24.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None

ITEM 25.        INDEMNIFICATION

Indemnification of Registrant’s investment adviser against certain losses is provided for in the Amended and Restated Investment Advisory and Administrative Services Agreement incorporated herein by reference.

Indemnification of Registrant’s principal underwriter against certain losses is provided for in the Amended and Restated Distribution Agreement incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims, demands and expenses (including reasonable attorneys’ fees) whatsoever arising out of or related to each Trustee’s performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

LWI Financial Inc. performs investment advisory services for the Registrant and institutional and individual investors.

Dimensional Fund Advisors LP performs investment advisory services for the Registrant with respect to each of its series as well as other investment companies and institutional and individual investors.

See the information concerning LWI Financial Inc. set forth in Parts A and B of this Registration Statement.

LWI Financial Inc. and Dimensional Fund Advisors LP are investment advisers registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The list required by this Item 26 of directors, officers or partners of LWI Financial Inc. and Dimensional Fund Advisors LP, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by LWI Financial Inc. (SEC File No. 801-55934) and Dimensional Fund Advisors LP (SEC File No. 801-16283) pursuant to the Advisers Act.

ITEM 27.        PRINCIPAL UNDERWRITERS

(a)           Not Applicable.

(b)

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Robert Herrmann Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10006	Director, President, and Chief Executive Officer	President and Chief Executive Officer

Gerard Melia Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10006	Chief Financial Officer	Treasurer and Chief Financial and Accounting Officer

Steven McGinnis LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128	Corporate Secretary and Chief Compliance Officer	Vice President and Chief Legal and Compliance Officer

Marcy D. Gonzales LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128	Senior Registered Options Principal	Secretary

(c)           Not Applicable.

ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

(1)           LWI Financial Inc.

3055 Olin Avenue, Suite 2000

San Jose, California 95128

(2)           Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, California 90401

(3)           State Street Bank and Trust Company

2 Avenue de Lafayette

Boston, Massachusetts 02111

(4)           Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

ITEM 29.        MANAGEMENT SERVICES

Not Applicable.

ITEM 30.        UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of August, 2007.

SA FUNDS - INVESTMENT TRUST

By:	/s/ Robert Herrmann
Robert Herrmann
President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

Signatures	Title	Date

* /s/ Bryan W. Brown	Trustee	August 24, 2007
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	August 24, 2007
Harold M. Shefrin

* /s/ Mark A. Schimbor	Trustee	August 24, 2007
Mark A. Schimbor

/s/ Robert Herrmann	President and	August 24, 2007
Robert Herrmann	Chief Executive Officer

/s/ Gerard Melia	Treasurer and Chief	August 24, 2007
Gerard Melia	Financial and Accounting Officer

*By:	/s/ Steven K. McGinnis
Steven K. McGinnis
As Attorney-in-Fact for each Trustee

*filed pursuant to power of attorney.

SIGNATURES

As it relates to the SA International Small Company Fund only, DFA Investment Dimensions Group Inc. consents to the filing of this Amendment to the Registration Statement of SA Funds – Investment Trust, which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on the 24th day of August, 2007.

DFA Investment Dimensions Group Inc.

By:	/s/David G. Booth*
David G. Booth
President

The undersigned Directors and Principal Officers of DFA Investment Dimensions Group Inc. consent to the filing of this Amendment to the Registration Statement of SA Funds – Investment Trust as it relates to the SA International Small Company Fund only, on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	President, Director, Chairman and	August 24, 2007
David G. Booth	Chief Executive Officer

/s/David R. Martin*	Chief Financial Officer,	August 24, 2007
David R. Martin	Treasurer and Vice President

/s/George M. Constantinides*	Director	August 24, 2007
George M. Constantinides

/s/John P. Gould*	Director	August 24, 2007
John P. Gould

/s/Roger G. Ibbotson*	Director	August 24, 2007
Roger G. Ibbotson

/s/Robert C. Merton*	Director	August 24, 2007
Robert C. Merton

/s/Myron S. Scholes*	Director	August 24, 2007
Myron S. Scholes

/s/Rex A. Sinquefield*	Director	August 24, 2007
Rex A. Sinquefield

/s/Abbie J. Smith*	Director	August 24, 2007
Abbie J. Smith

*By:	/s/Jeff J. Jeon
Jeff J. Jeon, Attorney-in-Fact
(Pursuant to a Power-of-Attorney)

Exhibit Index

Exhibit 23(d)(i)(a)	Amended Appendix A and Appendix B to Amended and Restated Investment Advisory and Administrative Services Agreement with LWI Financial Inc.

Exhibit 23(d)(ii)	Fee Waiver Letter Agreement between LWI Financial Inc. and SA Funds – Investment Trust

Exhibit 23(d)(iii)(a)	Amendment No. 1 to the Amended and Restated Investment Sub-Advisory Agreement with Dimensional Fund Advisors Inc.

Exhibit 23(e)(i)(a)	Amended Annex I to Amended and Restated Distribution Agreement with Loring Ward Securities Inc.

Exhibit 23(g)(i)(b)	Letter Agreement amending the Custodian Contract with State Street Bank and Trust Company

Exhibit 23(h)(i)	Second Amended and Restated Sub-Administration Agreement with State Street Bank and Trust Company

Exhibit 23(h)(ii)(a)	Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company

Exhibit 23(h)(iv)(a)	Amended Schedule A to Amended and Restated Shareholder Servicing Agreement

Exhibit 23(j)(ii)	DFA Investment Dimensions Group Inc. Power of Attorney